                                                      Registration No. 2-89972
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION

                               Washington, D.C.  20549

                                   ---------------

                           POST-EFFECTIVE AMENDMENT NO. 19

                                          To
                                       FORM S-6
                                REGISTRATION STATEMENT
                                        Under
                              The Securities Act of 1933

                                   ----------------


                      NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                                (Exact Name of Trust)
                    THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                                 (Name of Depositor)
                              720 East Wisconsin Avenue
                             Milwaukee, Wisconsin  53202
            (Complete address of depositor's principal executive offices)

         JOHN M. BREMER, Senior Vice President, General Counsel and Secretary
                    The Northwestern Mutual Life Insurance Company
                              720 East Wisconsin Avenue
                             Milwaukee, Wisconsin  53202
                   (Name and complete address of agent for service)

    It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
    -----
      x   on April 30, 1997 pursuant to paragraph (b)
    -----
          60 days after filing pursuant to paragraph (a)(1)
    -----
          on (DATE) pursuant to paragraph (a)(1) of Rule 485 this ----- post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                  -----------------


THE ISSUER HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24f-2 NOTICE FOR THE ISSUER'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 18, 1997.

                    THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                      NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT


                                CROSS-REFERENCE SHEET



    Cross reference sheet showing location in Prospectus of information required by Form N-8B-2.

    ITEM NUMBER                                    HEADING IN PROSPECTUS
    ------------                                   ---------------------

         1 ................................Cover Page
         2 ................................Cover Page; Northwestern Mutual Life
         3 ................................Not Applicable
         4 ................................Distribution of the Policies
         5 ................................The Account
         6 ................................The Account
         9 ................................Legal Proceedings
        10(a) .............................Other Policy Provisions:

                                           OWNER and COLLATERAL ASSIGNMENT
        10(b) .............................Annual Dividends
        10(c) and (d) .....................Death Benefit, Cash Value, Policy
                                           Loans, Right to Return Policy, Right
                                           to Exchange for a Fixed Benefit
                                           Policy, Payment Plans
        10(e) .............................Grace Period, Extended Term and
                                           Paid-Up Insurance, Reinstatement
        10(f) .............................Voting Rights
        10(g) .............................Voting Rights, Substitution of Fund
                                           Shares and Other Charges
        10(h) .............................Voting Rights, Substitution of Fund
                                           Shares and Other Charges
        10(i) .............................Premiums, Death Benefit, Annual
                                           Dividends, Other Policy Provisions:

                                           PAYMENT PLANS
        11 ................................The Account, The Fund, Index 500
                                           Stock Portfolio, Select Bond
                                           Portfolio, Money Market Portfolio,
                                           Balanced Portfolio, Growth and
                                           Income Stock Portfolio, Growth Stock
                                           Portfolio, Aggressive  Growth Stock
                                           Portfolio, High Yield Bond Portfolio
                                           and International Equity Portfolio
        12 ................................The Fund
        13 ................................The Fund, Deductions and Charges,
                                           Deductions from Premiums for Whole
                                           Life and Extra Ordinary Life
                                           Policies, Deductions for Single
                                           Premium Life Policies, Charges
                                           Against the Account Assets
        14 ................................Requirements for Insurance
        15 ................................Premiums, Allocations to the Account
        16 ................................The Account, The Fund, Allocations
                                           to the Account, Transfers Between
                                           Divisions

        17 ................................Same Captions as Items 10(a), (c),
                                           and (d)
        18 ................................The Account, Annual Dividends
        19 ................................Reports
        20 ................................Not Applicable
        21 ................................Policy Loans
        22 ................................Not Applicable
        23 ................................Not Applicable
        24 ................................Not Applicable
        25 ................................Not Applicable
        26 ................................Not Applicable
        27 ................................Northwestern Mutual Life
        28 ................................Management
        29 ................................Not Applicable
        30 ................................Not Applicable
        31 ................................Not Applicable
        32 ................................Not Applicable
        33 ................................Not Applicable
        34 ................................Not Applicable
        35 ................................Northwestern Mutual Life
        37 ................................Not Applicable
        38 ................................Distribution of the Policies
        39 ................................Distribution of the Policies
        40 ................................The Fund
        41 ................................The Fund, Distribution of the
                                           Policies
        42 ................................Not Applicable
        43 ................................Not Applicable
        44 ................................The Fund, Requirements for
                                           Insurance, Premiums
        45 ................................Not Applicable
        46 ................................Same Captions as Items 10(c) and (d)
        47 ................................Not Applicable
        48 ................................Not Applicable
        49 ................................Not Applicable
        50 ................................The Account
        51 ................................Numerous Captions
        52 ................................Substitution of Fund Shares and
                                           Other Changes
        53 ................................Charges Against the Account Assets
        54 ................................Not Applicable
        55 ................................Not Applicable

Prospectus

April 30, 1997

        LOGO

The Quiet Company-Registered Trademark-

Northwestern Mutual Variable Life

Whole Life
Extra Ordinary Life
Single Premium Life


(PHOTO)


Northwestern Mutual
Series Fund, Inc.[ql]

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

CONTENTS

                                    Page
                                    ----
Prospectus........................    1
  Northwestern Mutual Variable
   Life...........................    1
Summary of the Policies...........    2
  Variable Life Insurance.........    2
  The Account and its Divisions...    2
  Deductions and Charges..........    2
  Other Information...............    3
The Northwestern Mutual Life
 Insurance Company, Northwestern
 Mutual Variable Life Account and
 Northwestern Mutual Series Fund,
 Inc..............................    4
  Northwestern Mutual Life........    4
  The Account.....................    4
  The Fund........................    4
    Index 500 Stock Portfolio.....    4
    Select Bond Portfolio.........    4
    Money Market Portfolio........    5
    Balanced Portfolio............    5
    Growth and Income Stock
     Portfolio....................    5
    Growth Stock Portfolio........    5
    Aggressive Growth Stock
     Portfolio....................    5
    High Yield Bond Portfolio.....    5
    International Equity
     Portfolio....................    5
Detailed Information about the
 Policies.........................    5
  Requirements for Insurance......    5
  Premiums........................    5
  Grace Period....................    7
  Allocations to the Account......    7
  Transfers Between Divisions.....    7
  Deductions and Charges..........    7
    Deductions from Premiums for
     Whole Life and Extra Ordinary
     Life Policies................    7
    Deductions for Single Premium
     Life Policies................    8
    Charges Against the Account
     Assets.......................    9
    Guarantee of Premiums,
     Deductions and Charges.......    9
    Death Benefit.................    9
      Variable Insurance Amount...   10
      Whole Life Policy and Single
       Premium Life Policy........   10
      Extra Ordinary Life
       Policy.....................   12

                                    Page
                                    ----
    Cash Value....................   13
    Annual Dividends..............   14
    Policy Loans..................   15
    Extended Term and Paid-Up
     Insurance....................   15
    Reinstatement.................   16
    Right to Return Policy........   16
    Right to Exchange for a Fixed
     Benefit Policy...............   16
    Other Policy Provisions.......   16
      Owner.......................   16
      Beneficiary.................   16
      Incontestability............   16
      Suicide.....................   17
      Misstatement of Age or
       Sex........................   17
      Collateral Assignment.......   17
      Payment Plans...............   17
      Deferral of Determination
       and Payment................   17
    Voting Rights.................   17
    Substitution of Fund Shares
     and Other Changes............   17
    Reports.......................   18
    Special Policy for
     Employers....................   18
    Distribution of the
     Policies.....................   18
    Tax Treatment of Policy
     Benefits.....................   18
  Other Information...............   19
    Management....................   19
    Regulation....................   20
    Legal Proceedings.............   21
    Registration Statement........   21
    Experts.......................   21
Financial Statements..............   22
  Report of Independent
   Accountants (for year ended
   December 31, 1996).............   22
  Financial Statements of the
   Account (for year ended
   December 31, 1996).............   23
  Financial Statements of
   Northwestern Mutual Life (for
   the three years ended December
   31, 1996)......................   29
  Report of Independent
   Accountants (for the three
   years ended December 31,
   1996)..........................   41
Appendix..........................   42


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

PROSPECTUS

NORTHWESTERN MUTUAL VARIABLE LIFE

    - WHOLE LIFE
    - EXTRA ORDINARY LIFE
    - SINGLE PREMIUM LIFE

This prospectus describes three variable life insurance policies (the "Policies") issued by The Northwestern Mutual Life Insurance Company: Whole Life, Extra Ordinary Life and Single Premium Life. Each Policy is designed to provide lifetime insurance coverage on the insured named in the Policy. A Policy may also be surrendered for its cash value during the lifetime of the insured. The death benefit and cash value of a Policy will vary to reflect the investment experience of Northwestern Mutual Variable Life Account (the "Account").

The owner of a Policy may allocate the net premiums to one or more of the nine divisions of the Account. The assets of each division will be invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The prospectus for the Fund, attached to this prospectus, describes the investment objectives of the nine Portfolios: the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, Aggressive Growth Stock Portfolio, High Yield Bond Portfolio and International Equity Portfolio.

Northwestern Mutual Life guarantees that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the Account's investment experience, so long as premiums are paid when due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as premiums are paid when due and no Policy debt is outstanding. The Extra Ordinary Life Policy is designed for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, the death benefit will never be less than the face amount of the Policy, if no Policy debt is outstanding. There is no guaranteed minimum cash value for any of the three Policies.

In the early years of a Policy it is likely that the cash value will be less than the premium amounts accumulated at interest. This is because of the sales and issuance costs for a new Policy. For a Whole Life Policy or an Extra Ordinary Life Policy deductions for sales costs are made from premiums. These deductions are higher during the early Policy years. For a Single Premium Life Policy deductions for sales costs are made from the cash values of Policies surrendered during the early Policy years. Therefore a Policy should be purchased only if the purchaser intends to keep it in force for a reasonably long period.


A Policy may be returned for a full refund for a limited period of time. See "Right to Return Policy", p. 16.


THE POLICIES DESCRIBED IN THIS PROSPECTUS ARE NO LONGER BEING ISSUED. THE VARIABLE COMPLIFE-REGISTERED TRADEMARK- POLICY CURRENTLY BEING OFFERED BY NORTHWESTERN MUTUAL LIFE IS DESCRIBED IN A SEPARATE PROSPECTUS.

IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH A VARIABLE LIFE INSURANCE POLICY. SEE DEDUCTIONS AND CHARGES AND CASH VALUE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       --

THE PRIMARY PURPOSE OF THESE VARIABLE LIFE INSURANCE POLICIES IS TO PROVIDE INSURANCE PROTECTION. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

--------------------------------------------------------------------------------

SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE

Variable life insurance is similar in many ways to traditional fixed-benefit whole life insurance. There are also significant differences. For both fixed and variable insurance the owner of the policy pays level premiums for lifetime insurance coverage on the person insured. Both kinds of insurance provide a cash value payable upon surrender of the policy during the insured's lifetime. In each case the cash value during the early years is ordinarily less than the sum of the premiums paid. Various optional benefits may be added to either kind of policy (except single premium policies) at extra cost.

The distinctive feature of the variable Policies described in this prospectus is that the premiums, after certain deductions, are placed in one or more divisions of Northwestern Mutual Variable Life Account. The death benefit and cash value of the Policy will increase or decrease to reflect the investment performance of the division or divisions selected. The death benefit is adjusted annually on the Policy anniversary. Northwestern Mutual Life guarantees that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, so long as premiums are paid when due and no Policy debt is outstanding. For an Extra Ordinary Life Policy, Northwestern Mutual Life guarantees that the death benefit will never be less than the Minimum Death Benefit stated in the Policy, so long as premiums are paid when due and no Policy debt is outstanding. The Extra Ordinary Life Policy is designed for purchasers who intend to use all Policy dividends to purchase paid-up additions. For a Single Premium Life Policy, Northwestern Mutual Life guarantees that the death benefit will never be less than the face amount of the Policy, if no policy debt is outstanding. For all of the Policies, the cash value is adjusted daily. There is no guaranteed minimum cash value.

THE ACCOUNT AND ITS DIVISIONS


The Account has nine divisions. The owner of the Policy determines how the net annual premium is to be apportioned. The assets of each division are invested in a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. The nine Portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio. The investment objectives of the Portfolios are briefly described herein. See "The Fund", p. 4. For additional information see the attached prospectus for the Fund.


DEDUCTIONS AND CHARGES

The net annual premium for a Whole Life Policy and an Extra Ordinary Life Policy is placed in the Account when the Policy is issued and on the Policy anniversary each year. This amount is the total premium after deductions for sales and administrative expenses, state premium taxes and risk charges. For an Extra Ordinary Life Policy, a deduction is also made for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. For the first year there is also a fixed fee for expenses incurred in issuing the Policy. The net annual premium excludes any extra premium charged for insureds who do not qualify as select risks and the extra premium for optional benefits.

For a Single Premium Life Policy an administrative charge of $150 is made when the Policy is issued. This is the only deduction from the single premium, but if a Single Premium Policy is surrendered during the first ten policy years the cash value payable on surrender is reduced by a deduction for sales costs.

The Account pays a charge at the annual rate of .50% of the Account's assets for the mortality and expense risks assumed by Northwestern Mutual Life and a charge at the annual rate of .20% of the Account's assets for federal income taxes incurred by Northwestern Mutual Life. The Fund pays an investment advisory fee, and other expenses, which vary depending on the Portfolios selected.

                                       --

For additional information, see "Deductions and Charges", p. 7.


For a Whole Life Policy or an Extra Ordinary Life Policy the deductions in the first year for sales and administrative expenses will often amount to more than 50% of the total annual premium. The percentage varies with the age of the insured and the size of the Policy. For Whole Life Policies the percentage ranges from 40% for large Policies at the highest ages to 90% for the smallest Policies for juveniles. For Extra Ordinary Life Policies the percentage ranges from 54% for large Policies at the highest ages to 87% for the smallest Policies for juveniles.

OTHER INFORMATION

For a Whole Life Policy the minimum face amount of insurance for which a Policy may be issued is $20,000. If the insured is below age 15 or over age 49, the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance for which a Policy may be issued is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance for which a Single Premium Life Policy may be issued is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age 15 on the date of issue. For either an Extra Ordinary Life Policy or a Single Premium Life Policy the insured may not be older than age 75 on the date of issue.


For a limited time a Policy may be returned for a refund. See "Right to Return Policy", p. 16.


                                       --

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT AND
NORTHWESTERN MUTUAL SERIES FUND, INC.

NORTHWESTERN MUTUAL LIFE


The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is the nation's sixth largest life insurance company, based on total assets in excess of $62 billion on December 31, 1996 and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents.


THE ACCOUNT

Northwestern Mutual Variable Life Account was established by the Trustees of Northwestern Mutual Life on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to other income, gains or losses of Northwestern Mutual Life. The Account is used only for the variable life insurance Policies.

The Account is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of management or investment practices or policies. The Account has nine divisions. All of the assets of each division are invested in shares of the corresponding Portfolio of the Fund described below.

THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Shares of each Portfolio of the Fund are purchased by the corresponding division of the Account at their net asset value without any sales charge.

The investment adviser for the Fund is Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. The investment advisory agreements for the respective Portfolios provide that NMIS will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays NMIS a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .67% for the International Equity Portfolio, based on 1996 asset size. Other expenses borne by the Portfolios range from 0% for the Select Bond, Money Market and Balanced Portfolios to .14% for the International Equity Portfolio. Northwestern Mutual Life provides certain personnel and facilities used by NMIS in performing its investment advisory functions and is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

The investment objectives and types of investments for each of the nine Portfolios of the Fund are set forth below. There can be no assurance that the objectives of the Portfolios will be realized. For more information about the investment objectives and policies, the attendant risk factors and expenses see the Fund prospectus.

INDEX 500 STOCK PORTFOLIO. The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index. Stocks are generally more volatile than debt securities and involve greater investment risks.

SELECT BOND PORTFOLIO. The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio will invest primarily in debt securities. The value of debt securities will tend

                                       --
to rise and fall inversely with the rise and fall of interest rates.

MONEY MARKET PORTFOLIO. The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities generally not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.

BALANCED PORTFOLIO. The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The Balanced Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.

GROWTH AND INCOME STOCK PORTFOLIO. The investment objective of the Growth and Income Stock Portfolio is long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

GROWTH STOCK PORTFOLIO. The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

AGGRESSIVE GROWTH STOCK PORTFOLIO. The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

HIGH YIELD BOND PORTFOLIO. The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies.

INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

--------------------------------------------------------------------------------

DETAILED INFORMATION ABOUT THE POLICIES

REQUIREMENTS FOR INSURANCE

The minimum face amount for which a Whole Life Policy may be issued is $20,000. If the insured is below age 15 or over age 49 the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance for which a Policy may be issued is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance for which a Single Premium Life Policy may be issued is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age 15 on the date of issue. For the Extra Ordinary Life Policy and the Single Premium Life Policy, the insured may not be older than age 75 on the date of issue.

Before issuing a Policy, Northwestern Mutual Life will require satisfactory evidence of insurability. Non-smokers who meet preferred underwriting requirements are considered select risks. A higher premium is charged for insureds who do not qualify as select risks. The amount of additional premium depends on the risk classification in which the insured is placed. Nonsmokers in the second best classification are considered standard plus risks. The best class of smokers are considered standard risks.

PREMIUMS

Payment of the first premium is required to put a Whole Life Policy or an Extra Ordinary Life Policy in effect. Premiums are level, fixed and payable in advance during the insured's lifetime on a monthly, quarterly, semiannual or annual basis. The owner of a Policy may change the premium frequency. The change will be effective when the premium on the new frequency is accepted. Premiums paid more often than annually include an extra amount to compensate Northwestern Mutual Life for the extra processing

                                       --
costs and loss of interest because the money is received later. The amount of the premium depends on the amount of insurance for which the Policy was issued and the insured's age and risk classification. The amount of the premium also reflects the sex of the insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. A notice is sent to the owner of a Policy not less than two weeks before each premium is due. If the monthly premium frequency is selected, Northwestern Mutual Life may require that premium payments be made by preauthorized check.

The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance.

                                                                                                             % EXCESS OF 12
                                                                                                            MONTHLY PREMIUMS
                                                                       FACE       ANNUAL      MONTHLY          OVER ANNUAL
                           AGE AT ISSUE                               AMOUNT     PREMIUM      PREMIUM            PREMIUM
------------------------------------------------------------------  ----------  ----------  ------------  ---------------------
                                                            SELECT
15................................................................  $   50,000  $   382.50   $    33.60              5.4%
35................................................................     100,000    1,536.00       135.10              5.5%
55................................................................     100,000    3,766.00       331.10              5.5%
                                                         STANDARD PLUS
15................................................................      50,000      406.00        35.60              5.2%
35................................................................     100,000    1,683.00       148.10              5.6%
55................................................................     100,000    4,125.00       363.10              5.6%
                                                           STANDARD
15................................................................      50,000      491.50        43.10              5.2%
35................................................................     100,000    1,912.00       168.10              5.5%
55................................................................     100,000    4,587.00       404.10              5.7%


The following table for Extra Ordinary Life Policies shows representative annual premiums for male select and standard risks for various amounts of insurance. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is issued, including both the Minimum Death Benefit which is guaranteed for the lifetime of the insured and the Extra Life Protection which is guaranteed for a shorter period. See "Death Benefit", p. 9, and "Extra Ordinary Life Policy", p. 12.


                                                                                                             % EXCESS OF 12
                                                                                                            MONTHLY PREMIUMS
                                                                       FACE       ANNUAL      MONTHLY          OVER ANNUAL
                           AGE AT ISSUE                               AMOUNT     PREMIUM      PREMIUM            PREMIUM
------------------------------------------------------------------  ----------  ----------  ------------  ---------------------
                                                            SELECT
15................................................................  $   50,000  $   261.50   $    23.10              6.0%
35................................................................     100,000    1,014.00        89.10              5.4%
55................................................................     100,000    2,612.00       230.10              5.7%
                                                         STANDARD PLUS
15................................................................      50,000      285.00        25.10              5.7%
35................................................................     100,000    1,161.00       102.10              5.5%
55................................................................     100,000    2,971.00       261.10              5.5%
                                                           STANDARD
15................................................................      50,000      357.50        31.60              6.1%
35................................................................     100,000    1,377.00       121.10              5.5%
55................................................................     100,000    3,425.00       301.10              5.5%

For a Single Premium Life Policy the purchaser may choose either a face amount of insurance or the amount which a given amount of premium will provide. The Single Premium Life Policy is available only for applicants who meet select or standard plus underwriting criteria as determined by Northwestern Mutual Life. The premiums for these Policies are the same for both select and standard plus risks, but it is expected that the dividends will be lower for Policies

                                       --
issued to insureds in the standard plus classification. The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of Insurance:

                               FACE AMOUNT    GROSS SINGLE
        AGE AT ISSUE           OF INSURANCE      PREMIUM
-----------------------------  ------------  ---------------
15...........................   $   10,000    $    1,498.40
35...........................       25,000         6,443.25
55...........................       50,000        23,502.00

GRACE PERIOD


For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If the premium is not paid within the grace period the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15. If a Policy is surrendered, its cash value will be paid. See "Cash Value", p. 13. If the insured dies during the grace period any overdue premium will be deducted from the proceeds of the Policy. If the insured dies after payment of the premium for the period which includes the date of death, the portion of the premium for the remainder of that period will be refunded as part of the Policy proceeds.


ALLOCATIONS TO THE ACCOUNT

The net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy is placed in the Account on the Policy date and on the Policy anniversary each year. The net annual premium is the annual premium less the deductions described below.

The owner of a Whole Life or an Extra Ordinary Life Policy determines how the net annual premium is apportioned among the divisions of the Account. If any portion of a premium is directed to a division, the division must receive at least 10% of that premium. The apportionment for future premiums may be changed upon written request at any time, but the change will be effective only when the net annual premium is placed in the Account on the next Policy anniversary, even if premiums are being paid on an other than annual basis.

For a Single Premium Policy the entire single premium, less an administrative charge of $150, is placed in the Account on the Policy date and apportioned among the divisions of the Account as determined by the owner of the Policy.

The Account assets supporting a Policy may be apportioned among as many as six divisions of the Account at any time.

TRANSFERS BETWEEN DIVISIONS

The owner of a Policy may transfer accumulated amounts from one division of the Account to another as often as four times in a Policy year. Transfers are effective on the date a written request is received at the Home Office of Northwestern Mutual Life. Northwestern Mutual Life reserves the right to charge a fee to cover administrative costs of transfers. No fee is presently charged.

DEDUCTIONS AND CHARGES


The net premiums placed in the Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The net premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium charged for insureds who do not qualify as select risks and the extra premium for any optional benefits. A charge for mortality and expense risks is made against the assets of the Account. There is also a charge for taxes. See "Charges Against the Account Assets", p. 9. In addition, the Fund in which the Account assets are invested pays an investment advisory fee and certain other expenses. Fund expenses are briefly described above on page 4, and in more detail in the attached prospectus for the Fund.


DEDUCTIONS FROM PREMIUMS FOR WHOLE LIFE AND EXTRA ORDINARY LIFE POLICIES The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.

For the first Policy year there is a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This is for the costs of processing applications, medical examinations, determining insurability and establishing records.

There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims,

                                       --
keeping records and communicating with Policyowners.

There is a deduction each year for sales costs. This amount may be considered a "sales load". The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if the premium were paid annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for insureds who qualify as select risks and does not include any extra premium amounts for insureds who are placed in other risk classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection; the amount of term insurance included in the Extra Life Protection affects the dividends payable on the Extra Ordinary Life Policies.


The amount of the deduction for sales costs for any Policy year is not specifically related to sales costs incurred for that year. Northwestern Mutual Life expects to recover its total sales expenses from the amounts deducted for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, Northwestern Mutual Life will pay the expenses from its other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Account for the mortality and expense risks assumed by Northwestern Mutual Life. See "Charges Against the Account Assets", p. 9. To the extent that the amounts deducted for sales costs exceed the amounts needed, Northwestern Mutual Life will realize a gain.


A deduction equal to 2% of each basic premium is made for state premium taxes. Premium taxes vary from state to state and currently range from .75% to 3.5% of life insurance premiums. The 2% rate is an average. The tax rate for a particular state may be lower, higher or equal to the 2% deduction.

Northwestern Mutual Life has guaranteed that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Account. For an Extra Ordinary Life Policy, Northwestern Mutual Life has guaranteed that the death benefit will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction of 1 1/2% from each basic premium to compensate Northwestern Mutual Life for the risk that the insured may die at a point in time when the death benefit that would ordinarily be paid is less than this guaranteed minimum amount.

For an Extra Ordinary Life Policy there is a deduction for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. This deduction will vary by age of the insured and duration of the Policy, and is expected to be in the range of approximately 7-17% of the gross annual premium.

The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Account at the beginning of each Policy year after the deductions described above:

                                   WHOLE LIFE

                                  MALE AGE 35 -- SELECT RISK
                                        ANNUAL PREMIUM
                               --------------------------------
  BEGINNING OF POLICY YEAR       $500      $1,000      $5,000
-----------------------------  ---------  ---------  ----------
1............................  $  154.28  $  320.16  $ 1,647.28
2 through 4..................     402.11     834.48    4,293.51
5 and later..................     416.05     863.41    4,442.36

                                 MALE AGE 35 -- STANDARD RISK
                                        ANNUAL PREMIUM
                               --------------------------------
  BEGINNING OF POLICY YEAR       $500      $1,000      $5,000
-----------------------------  ---------  ---------  ----------
1............................  $  123.37  $  256.03  $ 1,317.30
2 through 4..................     321.57     667.33    3,433.44
5 and later..................     332.71     690.46    3,552.48

                      EXTRA ORDINARY LIFE
                                  MALE AGE 35 -- SELECT RISK
                                        ANNUAL PREMIUM
                               --------------------------------
  BEGINNING OF POLICY YEAR       $500      $1,000      $5,000
-----------------------------  ---------  ---------  ----------
1............................  $  134.23  $  278.56  $ 1,433.21
2 through 4..................     369.62     767.07    3,946.64
5 and later..................     383.58     796.05    4,095.74

                                 MALE AGE 35 -- STANDARD RISK
                                        ANNUAL PREMIUM
                               --------------------------------
  BEGINNING OF POLICY YEAR       $500      $1,000      $5,000
-----------------------------  ---------  ---------  ----------
1............................  $   97.92  $  203.21  $ 1,045.54
2 through 4..................     269.65     559.59    2,879.11
5 and later..................     279.83     580.73    2,987.88

DEDUCTIONS FOR SINGLE PREMIUM LIFE POLICIES For a Single Premium Life Policy the only deduction from

                                       --
the single premium is an administrative charge of $150.00. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those incurred with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 7. The entire premium for a Single Premium Life Policy, after this deduction of $150, is placed in the Account when the Policy is issued without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.



For a Single Premium Life Policy during the first ten Policy years, the cash value payable on surrender of the Policy is reduced by a deduction for sales costs. The deduction during the first Policy year is not more than 9% of the Policy's tabular cash value. See "Cash Value", p. 13. The deduction decreases over time until it is eliminated at the end of the tenth Policy year. The deduction is intended to recover the costs incurred by Northwestern Mutual Life in distributing Single Premium Life Policies which are surrendered in their early years. The deduction will never be more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.00.


The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance.

     POLICY YEAR END WHEN POLICY IS          DEDUCTION AS % OF
              SURRENDERED                   TABULAR CASH VALUE
----------------------------------------  -----------------------
1.......................................              7.9%
2.......................................              7.1
3.......................................              6.3
4.......................................              5.4
5.......................................              4.6
6.......................................              3.7
7.......................................              2.8
8.......................................              1.9
9.......................................              0.9
10 and subsequent years.................                0


Since the maximum Policy loan limit for a Single Premium Life Policy is based on the cash value payable on surrender, the amount which may be borrowed during the first ten years is reduced to reflect the deduction for sales costs which would be made if the Policy were surrendered on the date of the Policy loan. See "Policy Loans", p. 15.



CHARGES AGAINST THE ACCOUNT ASSETS There is a daily charge to the Account for the mortality and expense risks assumed by Northwestern Mutual Life. The charge is at the annual rate of .50% of the assets of the Account. The mortality risk is that insureds may not live as long as Northwestern Mutual Life estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs. Northwestern Mutual Life will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies. The actual mortality and expense experience under the Policies will be the basis for determining dividends. See "Annual Dividends", p. 14.


The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, a daily charge for federal income taxes incurred by Northwestern Mutual Life is being made at the annual rate of .20% of the assets of the Account. The charge for taxes may be increased, decreased or eliminated in the future. In no event will the charge for taxes exceed that portion of the actual tax expenses of Northwestern Mutual Life which is fairly allocable to the Policies.


GUARANTEE OF PREMIUMS, DEDUCTIONS AND CHARGES Northwestern Mutual Life guarantees and may not increase the premiums, the amounts deducted from premiums and the charge for mortality and expense risks. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the Total Death Benefit would otherwise fall below the initial amount of insurance. See "Extra Ordinary Life Policy", p. 12.


DEATH BENEFIT The death benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the insured so long as premiums are paid when due and no policy debt is outstanding. The remainder of the death benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions which have been purchased with dividends is also included in the total death benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy years. The

                                       --
relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. See "Whole Life Policy and Single Premium Life Policy", below, and "Extra Ordinary Life Policy" p. 12.


VARIABLE INSURANCE AMOUNT. The variable insurance amount reflects, on a cumulative basis, the investment experience of the Account divisions in which the Policy has participated. The variable insurance amount is adjusted annually on each Policy anniversary. For the first Policy year the variable insurance amount is zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the death benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the death benefit will increase.

In setting the premium rates for each Policy it has been assumed that investment results will cause the Account assets supporting the Policy to grow at a net annual rate of 4%. If the assets grow at a net rate of exactly 4% for a Policy year, the variable insurance amount will neither increase nor decrease on the following anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.

The method for calculating the changes in the death benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the attained age of the insured for each Policy year. For a Whole Life Policy, the changes in the death benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the insured's age at the Policy anniversary.

Because the variable insurance amount is adjusted only on the Policy anniversary, Northwestern Mutual Life bears the risk that the insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, the owner of the Policy will forego the benefit and Northwestern Mutual Life will realize a gain, unless the insured survives to the next Policy anniversary. However, if at the date of death of the insured the value of the Policy, considered as a net single premium, would buy more death benefit than the amount otherwise determined under the Policy, this increased death benefit will be paid.

The cost of life insurance increases with the advancing age of the insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the death benefit in the later Policy years. In general, however, the effect of investment results on the death benefit will tend to be greater in the later Policy years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.


The cost of providing insurance protection under a Policy is reflected in the cash value of the Policy. See "Cash Value", p. 13. The cost is actuarially computed for each Policy each year, based on the insured's attained age, the 1980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the total death benefit for the Policy minus the cash value plus any Policy debt. The cost of insurance differs each year because the probability of death increases as the insured advances in age and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all insureds are in the select underwriting risk classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and is guaranteed for the life of a Policy regardless of any future changes in mortality experience.


WHOLE LIFE POLICY AND SINGLE PREMIUM LIFE POLICY. For a Whole Life Policy or a Single Premium Life Policy the death benefit is the face amount of the Policy plus any positive variable insurance amount in force. The death benefit is adjusted on each Policy anniversary when the variable insurance amount is determined for the following year. The total death benefit also includes the amount of insurance provided by any paid-up additions which have been purchased with dividends and is reduced by the amount of any Policy debt outstanding. The death benefit for a Whole Life Policy will not be less than the face amount so long as

                                       --
premiums are paid when due and no Policy debt is outstanding. For a Single Premium Life Policy the death benefit will not be less than the face amount so long as no Policy debt is outstanding.

Paid-up additions purchased with dividends are not counted for purposes of the guarantee that the death benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total death benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions less any Policy debt. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, for which the premium for the entire lifetime of the insured has been paid. Paid-up additions have cash surrender value and loan value.


The following example shows how the death benefit for a Whole Life Policy could vary based on investment results. Using the Policy illustrated on page 43 and assuming the 12% hypothetical gross investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.83% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:

                                                                           GUARANTEED               VARIABLE
                                                                              FACE                  INSURANCE
                                                                             AMOUNT         +        AMOUNT         +
                                                                          ------------             -----------
End of Policy Year 5....................................................   $   30,979               $   1,068
Change..................................................................            0                    +505
                                                                          ------------             -----------
End of Policy Year 6....................................................   $   30,979               $   1,573

                                                                                                    TOTAL
                                                                            PAID-UP                 DEATH
                                                                           ADDITIONS       =       BENEFIT
                                                                          -----------             ---------
End of Policy Year 5....................................................   $     637              $  32,684
Change..................................................................        +216                   +721
                                                                          -----------             ---------
End of Policy Year 6....................................................   $     853              $  33,405

If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.17%) the death benefit at the end of Policy Year 5 would change as follows:

                                                                           GUARANTEED               VARIABLE
                                                                              FACE                  INSURANCE
                                                                             AMOUNT         +        AMOUNT         +
                                                                          ------------             -----------
End of Policy Year 5....................................................   $   30,979               $   1,068
Change..................................................................            0                    -383
                                                                          ------------             -----------
End of Policy Year 6....................................................   $   30,979               $     685

                                                                                                    TOTAL
                                                                            PAID-UP                 DEATH
                                                                           ADDITIONS       =       BENEFIT
                                                                          -----------             ---------
End of Policy Year 5....................................................   $     637              $  32,684
Change..................................................................        +142                   -241
                                                                          -----------             ---------
End of Policy Year 6....................................................   $     779              $  32,443



The following example shows how the death benefit for a Single Premium Life Policy could vary based on investment results. Using the Policy illustrated on page 47 and assuming the 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.83% for the Account division), and the dividend scale as illustrated, the death benefit shown at the end of Policy year 5 would change as follows:

                                                                            GUARANTEED               VARIABLE
                                                                               FACE                  INSURANCE
                                                                              AMOUNT         +        AMOUNT         +
                                                                           ------------             -----------
End of Policy Year 5.....................................................   $   25,000               $   9,394
Change...................................................................            0                  +2,267
                                                                           ------------             -----------
End of Policy Year 6.....................................................   $   25,000               $  11,661

                                                                                                     TOTAL
                                                                             PAID-UP                 DEATH
                                                                            ADDITIONS       =       BENEFIT
                                                                           -----------             ---------
End of Policy Year 5.....................................................   $     432              $  34,826
Change...................................................................        +154                 +2,421
                                                                           -----------             ---------
End of Policy Year 6.....................................................   $     586              $  37,247

If instead the gross earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.17%) the death benefit at the end of Policy Year 5 would change as follows:

                                                                            GUARANTEED               VARIABLE
                                                                               FACE                  INSURANCE
                                                                              AMOUNT         +        AMOUNT         +
                                                                           ------------             -----------
End of Policy Year 5.....................................................   $   25,000               $   9,394
Change...................................................................            0                  -1,716
                                                                           ------------             -----------
End of Policy Year 6.....................................................   $   25,000               $   7,678

                                                                                                     TOTAL
                                                                             PAID-UP                 DEATH
                                                                            ADDITIONS       =       BENEFIT
                                                                           -----------             ---------
End of Policy Year 5.....................................................   $     432              $  34,826
Change...................................................................        +104                 -1,612
                                                                           -----------             ---------
End of Policy Year 6.....................................................   $     536              $  33,214


                                       --

EXTRA ORDINARY LIFE POLICY. The Total Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy is issued, and is guaranteed for the lifetime of the insured so long as premiums are paid when due and no Policy debt is outstanding. The amount of Extra Life Protection is initially 40% of the total amount of insurance. It may increase but it will not decrease during the guaranteed period, so long as premiums are paid when due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value.


Extra Life Protection consists of one year term insurance, positive variable insurance amount and paid-up additions which have been purchased with dividends. Term insurance is life insurance which pays a death benefit only if the insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the insured. It has no cash surrender value or loan value. The variable insurance amount and paid-up additions have been described; see "Variable Insurance Amount", p. 10 and "Whole Life Policy and Single Premium Life Policy", p. 10.


Initially the entire amount of Extra Life Protection is one year term insurance. As the Policy remains in force one year term insurance is reduced by any positive variable insurance amount and paid-up additions, so that the term insurance is reduced to the amount that will maintain the Total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.

Northwestern Mutual Life guarantees that the amount of Extra Life Protection will not be reduced during the guaranteed period, regardless of the Account's investment experience or the amount of any dividends paid on the Policy, so long as premiums are paid when due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. The length of the guaranteed period depends on the age of the insured when the Policy is issued, and ranges from 37 years at age 15 to 7 years at age 75. At age 35 the guaranteed period is 27 years.

For an insured age 40 or younger, the sum of positive variable insurance amount plus paid-up additions will exceed the initial amount of Extra Life Protection at or before the end of the guaranteed period if the assets of the Fund which support the Policy produce a gross investment rate of return of 8% or better and dividends are at least equal to those being paid on the current dividend scale. However, neither the actual investment results nor the dividends to be paid on the Policy are guaranteed.

After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy anniversary, Northwestern Mutual Life may reduce the amount of term insurance for the Policy year. The owner of the Policy will be given notice of the reduction and an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. The owner's right to continue to purchase term insurance on this basis will terminate as of the first Policy anniversary when the owner fails to pay the additional premium when due.


The following example shows how the components of the Total Death Benefit for an Extra Ordinary Life Policy could vary based on investment results. Using the Policy illustrated on page 46 and the assumed 12% hypothetical gross annual investment earnings rate on assets of the selected Portfolio of the Fund (equivalent to a net rate of 10.83% for the Account division), and the dividend scale as illustrated, the amounts shown at the end of Policy year 5 would change as follows:


                                                                                                 EXTRA LIFE PROTECTION
                                                                                     ----------------------------------------------
                                                               MINIMUM                                        VARIABLE
                                                                DEATH                   TERM                  INSURANCE
                                                               BENEFIT        +       INSURANCE       +        AMOUNT         +
                                                             -----------             -----------             -----------
End of Policy Year 5.......................................   $  60,000               $  36,328               $   2,034
Change.....................................................           0                  -1,563                    +970
                                                             -----------             -----------             -----------
End of Policy Year 6.......................................   $  60,000               $  34,765               $   3,004


                                                                                       TOTAL
                                                               PAID-UP                 DEATH
                                                              ADDITIONS       =       BENEFIT
                                                             -----------             ----------
End of Policy Year 5.......................................   $   1,638              $  100,000
Change.....................................................        +593                       0
                                                             -----------             ----------
End of Policy Year 6.......................................   $   2,231              $  100,000


                                       --

If instead the gross annual earnings rate during the sixth Policy year had been 0% (equivalent to a net rate of -1.17%) the amounts at the end of Policy year 5 would change as follows:

                                                                                                  EXTRA LIFE PROTECTION
                                                                                      ----------------------------------------------
                                                                MINIMUM                                        VARIABLE
                                                                 DEATH                   TERM                  INSURANCE
                                                                BENEFIT        +       INSURANCE       +        AMOUNT         +
                                                              -----------             -----------             -----------
End of Policy Year 5........................................   $  60,000               $  36,328               $   2,034
Change......................................................           0                    +331                    -734
                                                              -----------             -----------             -----------
End of Policy Year 6........................................   $  60,000               $  36,659               $   1,300


                                                                                        TOTAL
                                                                PAID-UP                 DEATH
                                                               ADDITIONS       =       BENEFIT
                                                              -----------             ----------
End of Policy Year 5........................................   $   1,638              $  100,000
Change......................................................        +403                       0
                                                              -----------             ----------
End of Policy Year 6........................................   $   2,041              $  100,000


Note that the Total Death Benefit is not affected by either investment results or the amount of dividends paid, because the Policy is within the guaranteed period of Extra Life Protection. But the components of Extra Life Protection are affected by both factors. Good investment results and increases in dividends increase the likelihood that the Total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the Total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as premiums are paid when due and no Policy debt is outstanding.

The Extra Ordinary Life Policy is designed for a purchaser who intends to use all dividends to purchase paid-up additions. If dividends are used for any other purpose, or if any paid-up additions are surrendered for their cash value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and the owner's right to purchase term insurance will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.


The following example (using the Policy illustrated on page 46, like the examples above) shows how the Total Death Benefit would be reduced from $100,000 to $63,672, by the elimination of $36,328 of term insurance, if dividends are used during Policy Year 6 to reduce the premium. The premium of $1,014 would be reduced by the dividend of $126.33, based on the dividend scale as illustrated, to a net premium of $887.67. The Total Death Benefit during Policy Year 6 would then be as follows:


Minimum Death Benefit...................  $  60,000
Variable Insurance Amount...............     +2,034
Variable Paid-Up Additions..............     +1,638
Term Insurance..........................          0
                                          ---------
Total Death Benefit.....................  $  63,672
                                          ---------
                                          ---------


CASH VALUE The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will change daily in response to investment results. No minimum cash value is guaranteed. Calculation of the cash value for any date requires three steps. First, the amount shown for the preceding anniversary in the table of cash values at the front of the Policy is noted and adjusted for the time elapsed since the last Policy anniversary. The tabular cash values are based on the assumed net investment rate of 4%, the 1980 Commissioners Standard Ordinary Mortality Table and the deductions from the premiums. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 7. For the Single Premium Life Policy the calculation begins with the adjusted tabular cash value, which reflects the deduction for sales costs if the Policy is surrendered during the first ten years. See "Deductions for Single Premium Life Policies", p. 8. Second, the net single premium for the variable insurance amount is added to the tabular cash value. See the discussion of net single premiums under "Variable Insurance Amount", p. 10. If the variable insurance amount is negative, the net single premium is a negative amount. A table of net single premiums for the insured at each Policy anniversary is in the Policy. Third, the algebraic sum of the tabular cash value and the net single premium for the variable insurance amount is adjusted to reflect investment results from the last Policy anniversary to the date for which the calculation is being made. The cash value is increased by the value of any paid-up additions which have been purchased with dividends.


If a portion of the premium for the current Policy year has not been paid, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy will be

                                       --
reduced. There is not likely to be any cash value for a Whole Life Policy or an Extra Ordinary Life Policy during the early part of the first year because of the first year deductions.

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will be reduced by the amount of any Policy debt outstanding.

The cash value for a Policy is determined at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940, the cash value for a Policy may also be determined on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios of the Fund.


The owner of a Policy may surrender it for the cash value at any time during the lifetime of the insured. Alternatively, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy may be applied to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 15.


The Policies do not include any provision for a partial surrender. By administrative practice Northwestern Mutual Life will permit the owner of a Policy to split it into two Policies and surrender one of them, so long as the new Policy meets the regular minimum size requirements. The Policy which continues in force will be based on the age and risk classification of the insured at the time of issuance of the original Policy.

ANNUAL DIVIDENDS The Policies share in divisible surplus to the extent determined annually by Northwestern Mutual Life. A Policy's share will be distributed annually as a dividend payable on each Policy anniversary beginning at the end of the second year. For Single Premium Life Policies, and some other Policies, the first distribution will be at the end of the first year. No dividend will be paid on a Whole Life Policy or an Extra Ordinary Life Policy in force as extended term insurance.

Dividends under participating policies may be described as refunds of premiums which adjust the cost of a policy to the actual level of cost emerging over time after the policy's issue. Thus participating policies generally have gross premiums which are higher than those for comparable non-participating policies. Both federal and state tax law recognize that a dividend is considered to be a refund of a portion of the premium paid.

Dividend illustrations published at the time a life insurance policy is issued reflect the actual recent experience of the issuing company with respect to investment earnings, mortality and expenses. State law generally prohibits a company from projecting or estimating future results. State law also requires that dividends be paid out of surplus, after certain necessary amounts are set aside, and that such surplus be apportioned equitably among participating policies. In summary, dividends must be based on actual experience and cannot be guaranteed at issue of a policy.

Northwestern Mutual Life's actuary annually examines current and recent experience and compares these actual results with those which were assumed in determining premium rates when each class of policies was issued. Classes are determined by such factors as year of issue, age, plan of insurance and risk classification. The actuary then determines the amount of dividends to be equitably apportioned to each class of policies. Following the actuary's recommendations, the Trustees of Northwestern Mutual Life adopt a dividend scale each year, thereby authorizing the distribution of the dividend.

Northwestern Mutual Life has no significant actual mortality experience with variable life insurance policies. For purposes of the current dividend scale used for the illustrations in this prospectus, it has been assumed that mortality experience in connection with the Policies will be comparable to that actually experienced with fixed benefit life insurance.


The prospectus illustrations show dividends being used to purchase variable paid-up additions. Dividends may also be paid in cash, used to pay premiums or left to accumulate with interest; but unless all dividends paid on an Extra Ordinary Life Policy are used to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. See "Extra Ordinary Life Policy", p. 12. Dividends left to accumulate with interest will be held in the general account of Northwestern Mutual Life and will be credited with a rate of interest determined annually but not less than an annual effective rate of


                                       --

3 1/2%. If a Whole Life Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends may be used to purchase fixed benefit paid-up additions. See "Extended Term and Paid-Up Insurance", below.


POLICY LOANS The owner of a Policy may borrow up to 90% of the Policy's cash value using the Policy as security. The limit is 75% of the cash value during the first two Policy years. If a Policy loan is already outstanding, the maximum amount for any new loan is determined by applying these percentage limitations to the amount of cash value which the Policy would have if there were no loan. Loan proceeds may be taken in cash or, for the Whole Life and Extra Ordinary Life Policies, may be applied to pay premiums on the Policy.

Interest on a Policy loan accrues and is payable on a daily basis. Unpaid interest is added to the amount of the loan. If the amount of the loan equals or exceeds the Policy's cash value, the Policy will terminate. The owner will be given a notice at least 31 days before the termination date. The notice will show how much must be repaid to keep the Policy in force.

The Policy loan interest rate is selected by the owner. A specified annual effective rate of 8% is one choice. The other choice is a variable rate based on a corporate bond yield index. The variable rate will be adjusted annually and will not be less than 5%.

The amount of a Policy loan, including interest as it accrues, will be taken from the Account divisions in proportion to the amounts in the divisions. The amounts withdrawn will be transferred to Northwestern Mutual Life's general account and will be credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less a charge for the mortality and expense risks assumed by Northwestern Mutual Life and for expenses, including taxes. The aggregate charge is currently at the annual rate of .85% for the 8% specified Policy loan interest rate and .85% for the variable Policy loan interest rate. For example, the earnings rate corresponding to the specified 8% Policy loan interest rate is currently 7.15%. A Policy loan, even if it is repaid, will have a permanent effect on the Policy's variable insurance amount and cash value because the amounts borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.


For example, using the Policy illustrated on page 45 and the 6% hypothetical gross rate for the Account (equivalent to a net rate of 4.83%), and assuming a Policy loan of $3,180 (90% of the cash value) at the end of Policy year 5, with the 8% Policy loan interest rate (corresponding to a net earnings rate of 7.15%), the loan will affect the variable insurance amount and cash value (before subtracting the loan amount and interest) at the end of the next three Policy years as follows:


                               VARIABLE INSURANCE
                                     AMOUNT                CASH VALUE
                             ----------------------  ----------------------
          END OF               WITHOUT      WITH       WITHOUT      WITH
        POLICY YEAR             LOAN        LOAN        LOAN        LOAN
---------------------------  -----------  ---------  -----------  ---------
5..........................   $     232   $     232   $   3,534   $   3,534
6..........................   $     335   $     556   $   4,515   $   4,591
7..........................   $     457   $     890   $   5,552   $   5,707
8..........................   $     596   $   1,235   $   6,648   $   6,886

The difference results from the fact that the earnings rate for the amount of the loan is 7.15% rather than the net rate of 4.83% for the Account.

A Policy loan, and any accrued interest outstanding, may be repaid, in whole or in part, at any time. Payments will be credited as of the date received and will be transferred from the general account of Northwestern Mutual Life to the Account divisions, in proportion to the amounts in the divisions, as of the same date.


EXTENDED TERM AND PAID-UP INSURANCE If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid within the 31-day grace period (see "Grace Period", p. 7), the owner may use the cash value to provide a reduced amount of either fixed or variable benefit paid-up insurance. If neither of these options is chosen, and the Policy is not surrendered, the insurance will remain in force as extended term insurance.



If the cash value is used to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance the amount of the cash value will be transferred from the Account to Northwestern Mutual Life's general account. Thereafter the Policy will not participate in the Account's investment results unless the Policy is subsequently reinstated. See "Reinstatement", p. 16. Variable benefit paid-up insurance may


                                       --
be selected only if the Policy meets a $1,000 cash value minimum test.

The selection of paid-up insurance must be made within three months after the due date of the first unpaid premium. The amount of paid-up insurance is determined by the amount of cash value and the age and sex of the insured, using the table of net single premiums at the attained age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the insured unless the Policy is surrendered.

If the Policy remains in force as extended term insurance the amount of insurance will equal the Total Death Benefit prior to the date the premium was due. The amount of cash value and the age and sex of the insured will determine how long the insurance continues. Northwestern Mutual Life will, upon request, tell the owner of a Policy the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a cash value but no loan value.


Using the Policy illustrated on pages 44 and 46 and assuming the 0% and 12% hypothetical gross rates for the Account, the cash value of $3,024 or $4,115 at the end of Policy year 5 would provide the following amounts of reduced paid-up insurance or $100,000 of extended term insurance for the following periods:


                                     0%             12%
                                -------------  -------------
Reduced Paid-up Insurance.....     $10,198        $13,877
Extended Term Insurance.......   6 Years and    9 Years and
                                  358 Days        50 Days

REINSTATEMENT If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid after the grace period expires, the Policy may be reinstated within five years after the premium due date. The insured must provide satisfactory evidence of insurability. A substantial payment may be required. The Policy may not be reinstated if it has been surrendered for its cash value.

RIGHT TO RETURN POLICY A Policy may be returned for a full refund of the premium paid within 45 days after the application for insurance is signed, or within 10 days after the Policy is received, or within 10 days after a Notice of Cancellation Right is mailed or delivered to the owner, whichever date is latest. The Policy may be mailed or delivered to the agent who sold it or to the Home Office of Northwestern Mutual Life. If returned, the Policy will be considered void from the beginning.

RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY The owner may exchange a Policy for a conventional whole life insurance policy with benefits that do not vary with the investment experience of a separate account. The exchange may be elected at any time within twenty-four months after the issue date of the Policy provided premiums are duly paid. Evidence of insurability is not required.

The new policy will be on the life of the same insured and will have the same face amount, policy date and issue age. The premiums and cash values will be the same as those for policies issued by Northwestern Mutual Life on the issue date of the Policy.

The exchange will be subject to an equitable cash adjustment. The amount will recognize the difference in premiums and investment performance of the two policies.

An exchange will be effective when Northwestern Mutual Life receives a proper written request, as well as the Policy and any amount due on the exchange.

The owner of a Policy may also exchange it for a fixed benefit policy if the Fund changes its investment adviser or if there is a material change in the investment policies of a Fund portfolio. The owner will be given notice of any such change and will have 60 days to make the exchange.

OTHER POLICY PROVISIONS

OWNER. The owner is identified in the Policy. The owner may exercise all rights under the Policy while the insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual Life at its Home Office.

BENEFICIARY. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After the Policy is issued the owner may change the beneficiary in accordance with the Policy provisions.

INCONTESTABILITY. Northwestern Mutual Life will not contest a Policy after it has been in force during the

                                       --
lifetime of the insured for two years from the date of issue.

SUICIDE. If the insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid.

MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, benefits under a Policy will be adjusted to reflect the correct age and sex.

COLLATERAL ASSIGNMENT. The owner may assign a Policy as collateral security. Northwestern Mutual Life is not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at the Home Office.

PAYMENT PLANS. The Policy provides a variety of payment plans for Policy benefits. Any Northwestern Mutual Life agent authorized to sell the Policies can explain these provisions on request.

DEFERRAL OF DETERMINATION AND PAYMENT. So long as premiums have been paid when due, Northwestern Mutual Life will ordinarily pay Policy benefits within seven days after receipt of all required documents at its Home Office. However, determination and payment of benefits may be deferred during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of policyowners.

If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced paid-up insurance, Northwestern Mutual Life has the right to defer payment of the cash value for up to six months from the date of a Policy loan or surrender. If payment is deferred for 30 days or more interest will be paid at an annual effective rate of 4%.

VOTING RIGHTS Northwestern Mutual Life is the owner of the Fund shares in which all assets of the Account are invested. As the owner of the shares Northwestern Mutual Life will exercise its right to vote the shares to elect directors of the Fund, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any Fund shareholders' meeting. However, Northwestern Mutual Life will vote the Fund shares held in the Account in accordance with instructions from owners of the Policies. Northwestern Mutual Life will vote the Fund shares held in its general account in the same proportions as the shares for which voting instructions are received. If the applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

The number of Fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy's cash value apportioned to that division, if any, by the per share value for the corresponding Fund Portfolio. The number will be determined as of a date chosen by Northwestern Mutual Life, but not more than 90 days before the Fund shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited with written materials at least 14 days before the meeting. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.

Northwestern Mutual Life may, if required by state insurance officials, disregard voting instructions which would require Fund shares to be voted for a change in the sub-classification or investment objectives of a Fund Portfolio, or to approve or disapprove an investment advisory agreement for the Fund. Northwestern Mutual Life may also disregard voting instructions that would require changes in the investment policy or investment adviser for the Fund or a Fund Portfolio, provided that Northwestern Mutual Life reasonably determines to take this action in accordance with applicable federal law. If Northwestern Mutual Life disregards voting instructions a summary of the action and reasons therefor will be included in the next semiannual report to the owners of the Policies.

SUBSTITUTION OF FUND SHARES AND OTHER CHANGES If, in the judgment of Northwestern Mutual Life, a Fund Portfolio becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, shares of another Portfolio or another mutual fund may be substituted. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. Northwestern Mutual Life has also reserved the right, subject to applicable federal and state law, to operate the Account or any of its

                                       --
divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

REPORTS For each Policy year (unless a Whole Life Policy or an Extra Ordinary Life Policy is in force as extended term or fixed benefit paid-up insurance) the owner of a Policy will receive a statement showing the death benefit, cash value and any Policy loan (including interest charged) as of the anniversary date. Owners will also receive annual and semiannual reports for the Account and the Fund, including financial statements.

SPECIAL POLICY FOR EMPLOYERS The premium for the standard Policy is based in part on the sex of the insured. The standard annuity rates for payment plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. For certain situations where the insurance involves an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Whole Life Policies, Extra Ordinary Life Policies and Single Premium Life Policies are available for this purpose. Prospective purchasers of the Policies are urged to review any questions in this area with qualified counsel.

DISTRIBUTION OF THE POLICIES The Policies will be sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers.

Commissions paid to the agents on sales of the Whole Life and Extra Ordinary Life Policies will not exceed 55% of the premium for the first year, 9% of the premium for the second and third years, 6% of the premium for the fourth through seventh years and 3% of the premium for the eighth through tenth years. Thereafter a persistency fee of 2% of premiums may be paid to the agent. For the Single Premium Life Policies commissions are 2 3/4% of the premium.

Agents who meet certain productivity and persistency standards receive additional compensation. New agents may be paid differently during a training period. General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.

TAX TREATMENT OF POLICY BENEFITS The Policies are "life insurance contracts" as that term is defined in sections 7702 and 817(h) of the Internal Revenue Code. Increases in cash value under a Policy are not taxable until actual surrender of the Policy. Upon surrender, the amount received is taxable at ordinary income rates under section 72(e) of the Code to the extent it exceeds the amount of the premiums paid under the Policy less any dividends or other amounts previously received tax-free (basis of the Policy). Death benefits are excludable from the beneficiary's gross income under section 101(a) of the Code.

Northwestern Mutual Life believes that loans received under the Policies (except certain Single Premium Life Policies) will be construed as indebtedness of an owner in the same manner as loans under a fixed benefit life insurance policy and that no part of any loan under a Policy will constitute income to the owner.

For Single Premium Life Policies issued after June 20, 1988, partial withdrawals, Policy loans and dividends paid in cash are taxable as income to the extent the cash value of the Policy exceeds the basis of the Policy. The taxable portion of these distributions would also be subject to a 10% penalty if received prior to age 59 1/2, disability or annuitization. For purposes of determining taxable income, all Single Premium Life Policies (including any fixed dollar single premium policies or other modified endowment contracts under
Section 7702A) issued by Northwestern Mutual Life to the Policy owner during the same calendar year are aggregated.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each Policy owner or beneficiary. The foregoing summary does not purport to be complete or to cover all situations. Counsel and other competent advisers should be consulted for more complete information.

                                       --

OTHER INFORMATION

MANAGEMENT

Northwestern Mutual Life is managed by a Board of Trustees. The Trustees and senior officers of Northwestern Mutual Life and their positions including Board committee memberships, and their principal occupations, are as follows:

TRUSTEES


NAME                                           PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ------------------------------------------------------------------------------
R. Quintus Anderson (A)......................  Chairman, Aarque Capital Corporation since 1997; prior thereto, Chairman, The
                                               Aarque Companies, Jamestown, NY (diversified metal products manufacturing)

Edward E. Barr (HR)..........................  President and Chief Executive Officer, Sun Chemical Corporation, Fort Lee, New
                                               Jersey (graphic arts); and President and Chief Executive Officer, DIC
                                               Americas, Inc., Fort Lee, NJ

Gordon T. Beaham, III (OT)...................  Chairman of the Board and President, Faultless Starch/Bon Ami Company, Kansas
                                               City, MO (consumer products manufacturer)

Robert C. Buchanan (A, E, F).................  President and Chief Executive Officer, Fox Valley Corporation, Appleton, WI
                                               (manufacturer of gift wrap and writing paper)

Robert E. Carlson (E)........................  Executive Vice President of Northwestern Mutual Life

Thomas I. Dolan (HR).........................  Retired

George A. Dickerman (AM).....................  President, Spalding Sports Worldwide, Chicopee, MA (manufacturer of sporting equipment)

Pierre S. du Pont (AM).......................  Attorney, Richards, Layton and Finger, Wilmington, DE

James D. Ericson (AM, E, F, HR, OT)..........  President and Chief Executive Officer of Northwestern Mutual Life since 1993;
                                               President and Chief Operating Officer, 1991-1993; prior thereto, President

J. E. Gallegos (A)...........................  Attorney at Law; President, Gallegos Law Firm, Santa Fe, New Mexico

Stephen N. Graff (E, F, OT)..................  Retired Partner, Arthur Andersen LLP (Public Accountants) since 1994; Senior
                                               Partner, 1993-1994; prior thereto, Managing Partner -- Milwaukee, WI office

Patricia Albjerg Graham (HR).................  Professor, Graduate School of Education, Harvard University, Cambridge, MA,
                                               and President, The Spencer Foundation (social and behavioral sciences)

Stephen F. Keller (A)........................  Chairman, Santa Anita Realty Enterprises

Barbara A. King (AM).........................  President, Landscape Structures, Inc., Delano, MN (landscape architects)

J. Thomas Lewis (HR).........................  Attorney, Monroe & Lemann, New Orleans, LA

Daniel F. McKeithan, Jr. (E, F, HR)..........  President, Tamarack Petroleum Company, Inc., Milwaukee, WI (operator of oil and gas wells); President, Active Investor Management, Inc., Milwaukee, WI

Guy A. Osborn (E, F, OT).....................  Chairman and Chief Executive Officer of Universal Foods Corporation,
                                               Milwaukee, WI

Donald J. Schuenke (AM, E, F)................  Retired since 1994; Chairman of Northwestern Mutual Life, 1993-1994; Chairman
                                               and Chief Executive Officer, 1990-1993; prior thereto, President and Chief
                                               Executive Officer


                                       --

NAME                                                            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ------------------------------------------------------------------------------
H. Mason Sizemore, Jr. (AM)..................  President and Chief Operating Officer, The Seattle Times, Seattle, WA
                                               (publishing)

Harold B. Smith (OT).........................  Chairman, Executive Committee, Illinois Tool Works, Inc., Chicago, IL
                                               (engineered components and industrial systems and consumables)

Sherwood H. Smith, Jr. (AM)..................  Chairman of the Board of Carolina Power & Light since 1997; prior thereto,
                                               Chairman of the Board and Chief Executive Officer

John E. Steuri (OT)..........................  Retired since 1996; prior thereto, Chairman and Chief Executive Officer of
                                               ALLTEL Information Services, Inc., Little Rock, AR (application software)

John J. Stollenwerk (AM, E, F)...............  President and Owner, Allen-Edmonds Shoe Corporation, Port Washington, WI

Barry L. Williams (HR).......................  President and Chief Executive Officer, C.N. Flagg Power, Inc., Meriden, CT
                                               (construction services for electric power plants) and President, Williams
                                               Pacific Ventures, Inc., Redwood City, CA (venture capital)

Kathryn D. Wriston (A).......................  Director of various corporations, New York, NY

A -- Member, Audit Committee                   F -- Member, Finance Committee
AM -- Member, Agency and Marketing Committee   HR -- Member, Human Resources and Public Policy Committee
                                               OT -- Member, Operations and Technology Committee
E  -- Member, Executive Committee


SENIOR OFFICERS (OTHER THAN TRUSTEES)

                                     POSITION WITH
          NAME                 NORTHWESTERN MUTUAL LIFE
------------------------  -----------------------------------
Peter W. Bruce            Executive Vice President

Edward J. Zore            Executive Vice President

Deborah A. Beck           Senior Vice President

John M. Bremer            Senior Vice President, General
                          Counsel and Secretary

Mark G. Doll              Senior Vice President

James W. Ehrenstrom       Senior Vice President

Richard L. Hall           Senior Vice President

William C. Koenig         Senior Vice President and Chief
                          Actuary

Mason G. Ross             Senior Vice President

Frederic H. Sweet         Senior Vice President

Dennis Tamcsin            Senior Vice President

Walter J. Wojcik          Senior Vice President

Gary E. Long              Vice President and Controller

REGULATION Northwestern Mutual Life is subject to the laws of Wisconsin governing insurance companies and to regulation by the Wisconsin Commissioner of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance on or before March 1 in each year covering operations for the preceding year and including financial statements. Regulation by the Wisconsin Insurance Department includes periodic examination to determine solvency and compliance with insurance laws. Northwestern Mutual Life is also subject to the insurance laws and

                                       --
regulations of the other jurisdictions in which it is licensed to operate.

LEGAL PROCEEDINGS Northwestern Mutual Life is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no legal proceedings pending to which the Account is a party.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission, Washington, D.C. by Northwestern Mutual Life under the Securities Act of 1933, as amended, with respect to the Policies. This prospectus does not contain all the information set forth in the registration statement. A copy of the omitted material is available from the main office of the SEC in Washington, D.C. upon payment of the prescribed fee. Further information about the Policies is also available from the Home Office of Northwestern Mutual Life. The address and telephone number are on the cover of this prospectus.

EXPERTS

The financial statements of Northwestern Mutual Life as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Account as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 included in this prospectus have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Actuarial matters included in this prospectus have been examined by William C. Koenig, F.S.A., Senior Vice President and Chief Actuary of Northwestern Mutual Life. His opinion is filed as an exhibit to the registration statement.

                                       --

             [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Policyowners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and the Index 500 Stock Division, Growth Stock Division, Growth and Income Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, High Yield Bond Division, Money Market Division and the Balanced Division thereof at December 31, 1996, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1996 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse

Milwaukee, Wisconsin
January 22, 1997

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

FINANCIAL STATEMENTS

DECEMBER 31, 1996

STATEMENT OF ASSETS AND LIABILITIES

(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Growth Stock
       9,868 shares (cost $12,373)................  $  14,446
      Aggressive Growth Stock
       13,266 shares (cost $34,933)...............     41,721
      International Equity
       18,828 shares (cost $25,015)...............     29,335
      Growth and Income Stock
       12,617 shares (cost $14,934)...............     16,629
      Index 500 Stock
       28,578 shares (cost $43,159)...............     58,729
      Money Market
       14,751 shares (cost $14,751)...............     14,751
      Balanced
       58,687 shares (cost $80,512)...............    100,825
      Select Bond
       5,100 shares (cost $5,931).................      6,243
      High Yield Bond
       3,542 shares (cost $3,821).................      3,892   $ 286,571
                                                    ---------
Due from Sale of Fund Shares..................................         38
Due from Northwestern Mutual Life Insurance Company...........        170
                                                                ---------
      Total Assets............................................  $ 286,779
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $      38
  Due on Purchase of Fund Shares..............................        170
                                                                ---------
      Total Liabilities.......................................        208
                                                                ---------
EQUITY (NOTE 8)
  Policies Issued Before October 11, 1995.....................    240,097
  Policies Issued On or After October 11, 1995................     46,474
                                                                ---------
      Total Equity............................................    286,571
                                                                ---------
      Total Liabilities and Equity............................  $ 286,779
                                                                ---------
                                                                ---------


    The accompanying notes are an integral part of the financial statements


                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                                                                                      AGGRESSIVE GROWTH
                                          COMBINED                  GROWTH STOCK DIVISION              STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1996            1995            1996            1995            1996            1995
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $ 11,085        $  4,153        $   564          $  188         $   892         $    54
  Mortality and Expense
    Risks.....................       1,102             736             46              21             139              57
  Taxes.......................         461             314             19               9              57              24
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income
    (Loss)....................       9,522           3,103            499             158             696             (27)
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       2,405           1,300             88              16             301              58
  Unrealized Appreciation of
    Investments During the
    Year......................      21,398          30,929          1,191             906           2,690           3,798
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain on Investments.....      23,803          32,229          1,279             922           2,991           3,856
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      33,325          35,332          1,778           1,080           3,687           3,829
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................     101,055          51,813          3,397           2,327          11,065           6,744
  Policy Loans, Surrenders,
    and Death Benefits........     (16,316)        (10,909)          (436)           (251)         (2,117)           (830)
  Mortality and Other (net)...     (16,382)         (9,537)          (665)           (427)         (1,943)         (1,184)
  Transfers from Other
    Divisions.................      45,652          12,075          4,758           1,048          14,807           3,476
  Transfers to Other
    Divisions.................     (45,652)        (12,075)          (447)           (186)         (1,660)           (368)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      68,357          31,367          6,607           2,511          20,152           7,838
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........     101,682          66,699          8,385           3,591          23,839          11,667
EQUITY
  Beginning of Period.........     184,889         118,190          6,061           2,470          17,885           6,218
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $286,571        $184,889        $14,446          $6,061         $41,724         $17,885
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The accompanying notes are an integral part of the financial statements

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                       INTERNATIONAL EQUITY                  GROWTH & INCOME
                                             DIVISION                        STOCK DIVISION
                                 --------------------------------    -------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                      1996              1995              1996             1995
                                 --------------    --------------    --------------    -------------
INVESTMENT INCOME
  Dividend Income.............   $         924     $          67     $       1,458     $        496
  Mortality and Expense
    Risks.....................             100                52                58               30
  Taxes.......................              42                22                24               13
                                 --------------    --------------    --------------    -------------
  Net Investment Income
    (Loss)....................             782                (7)            1,376              453
                                 --------------    --------------    --------------    -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............              49                 2               117               25
  Unrealized Appreciation of
    Investments During the
    Year......................           3,197             1,389               728            1,057
                                 --------------    --------------    --------------    -------------
  Net Gain on Investments.....           3,246             1,391               845            1,082
                                 --------------    --------------    --------------    -------------
  Increase in Equity Derived
    from Investment
    Activity..................           4,028             1,384             2,221            1,535
                                 --------------    --------------    --------------    -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................           8,006             6,472             4,523            3,211
  Policy Loans, Surrenders,
    and Death Benefits........          (1,566)             (634)             (692)            (388)
  Mortality and Other (net)...          (1,529)           (1,156)             (867)            (611)
  Transfers from Other
    Divisions.................           6,728             2,112             3,950            1,329
  Transfers to Other
    Divisions.................            (827)             (750)             (974)            (312)
                                 --------------    --------------    --------------    -------------
Increase in Equity Derived
  from Equity Transactions....          10,812             6,044             5,940            3,229
                                 --------------    --------------    --------------    -------------
Net Increase in Equity........          14,840             7,428             8,161            4,764
EQUITY
  Beginning of Period.........          14,493             7,065             8,467            3,703
                                 --------------    --------------    --------------    -------------
  End of Period...............   $      29,333     $      14,493     $      16,628     $      8,467
                                 --------------    --------------    --------------    -------------
                                 --------------    --------------    --------------    -------------


                                       STOCK DIVISION               MONEY MARKET DIVISION
                                -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1996            1995            1996            1995
                                -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  1,153        $    282        $    508        $    252
  Mortality and Expense
    Risks.....................         221             141              47              22
  Taxes.......................          93              60              17               9
                                -------------   -------------   -------------   -------------
  Net Investment Income
    (Loss)....................         839              81             444             221
                                -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............         359             339              --              --
  Unrealized Appreciation of
    Investments During the
    Year......................       8,074           8,323              --              --
                                -------------   -------------   -------------   -------------
  Net Gain on Investments.....       8,433           8,662               0               0
                                -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................       9,272           8,743             444             221
                                -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      12,626          11,096          43,564           4,335
  Policy Loans, Surrenders,
    and Death Benefits........      (3,465)         (2,239)           (576)           (285)
  Mortality and Other (net)...      (2,351)         (2,021)         (5,552)           (645)
  Transfers from Other
    Divisions.................       8,372           1,623           2,573           1,210
  Transfers to Other
    Divisions.................      (2,211)         (2,683)        (32,622)         (1,738)
                                -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      12,971           5,776           7,387           2,877
                                -------------   -------------   -------------   -------------
Net Increase in Equity........      22,243          14,519           7,831           3,098
EQUITY
  Beginning of Period.........      36,486          21,967           6,919           3,821
                                -------------   -------------   -------------   -------------
  End of Period...............    $ 58,729        $ 36,486        $ 14,750        $  6,919
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------

    The accompanying notes are an integral part of the financial statements

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS AND CHANGES IN EQUITY

(IN THOUSANDS)

                                      BALANCED DIVISION             SELECT BOND DIVISION          HIGH YIELD BOND DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1996            1995            1996            1995            1996            1995
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  5,010        $  2,521        $    176        $    110        $    400        $    183
  Mortality and Expense
    Risks.....................         452             385              26              20              13               8
  Taxes.......................         193             165              11               9               5               3
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Investment Income.......       4,365           1,971             139              81             382             172
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       1,462             839               8              13              21               8
  Unrealized Appreciation of
    Investments During the
    Year......................       5,413          14,831              22             596              83              29
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain on Investments.....       6,875          15,670              30             609             104              37
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      11,240          17,641             169             690             486             209
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Policyowners' Net
    Payments..................      15,417          15,637           1,356           1,230           1,101             761
  Policy Loans, Surrenders,
    and Death Benefits........      (7,030)         (5,858)           (191)           (311)           (243)           (113)
  Mortality and Other (net)...      (3,034)         (3,110)           (248)           (234)           (193)           (149)
  Transfers from Other
    Divisions.................       2,467             255             954             335           1,043             687
  Transfers to Other
    Divisions.................      (5,909)         (5,344)           (553)           (513)           (449)           (181)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       1,911           1,580           1,318             507           1,259           1,005
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase in Equity........      13,151          19,221           1,487           1,197           1,745           1,214
EQUITY
  Beginning of Period.........      87,675          68,454           4,756           3,559           2,147             933
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Period...............    $100,826        $ 87,675        $  6,243        $  4,756        $  3,892        $  2,147
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

NOTE 1 -- Northwestern Mutual Variable Life Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") used to fund variable life insurance policies.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share. The Northwestern Mutual Series Fund, Inc. is a diversified open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1996 by each Division are shown below:

                                     PURCHASES          SALES
                                  ---------------  ---------------
Growth Stock Division...........  $     7,412,020  $       305,733
Aggressive Growth Division......       21,639,501          793,842
International Equity Division...       11,936,199          340,985
Growth & Income Stock
Division........................        7,873,227          556,889
Index 500 Stock Division........       14,876,042        1,066,298
Money Market Division...........       19,565,721       11,733,323
Balanced Division...............       11,918,678        5,643,557
Select Bond Division............        1,881,306          424,108
High Yield Bond Division........        2,085,969          444,972

NOTE 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual Life. Generally, for policies issued before October 11, 1995, and policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual or single premiums before amounts are allocated to the Account. These deductions are for (1) sales load,
(2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually and are paid to Northwestern Mutual Life to cover the cost of providing insurance protection. This cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy.

NOTE 6 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies which are funded in the Account are taxed as part of the operations of Northwestern Mutual Life. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for policies issued before October 11, 1995, Northwestern Mutual Life charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for policies issued on or after October 11, 1995, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual Life reserves the right to charge for taxes in the future.

NOTE 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual Life's equity represents any unpaid portion of net annual premiums.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

NOTE 8 -- Equity Values by Division are shown below

                                                                                           POLICIES ISSUED ON OR
                                                                                           AFTER OCTOBER 11, 1995
                                                                                                 EQUITY OF
                                                                                          ------------------------
                                                                                          POLICYOWNERS      NML
                                                                                          -------------  ---------
Growth Stock Division...................................................................    $   1,990    $  1,816   $  3,806
Aggressive Growth Stock Division........................................................        6,342       5,826     12,168
International Equity Division...........................................................        3,185       2,607      5,792
Growth and Income Stock Division........................................................        2,036       1,679      3,715
Index 500 Stock Division................................................................        4,353       3,689      8,042
Money Market Division...................................................................        2,762       6,390      9,152
Balanced Division.......................................................................        1,378       1,037      2,415
Select Bond Division....................................................................          329         241        570
High Yield Bond Division................................................................          462         352        814
                                                                                          -------------  ---------  ---------
                                                                                            $  22,837    $ 23,637   $ 46,474
                                                                                          -------------  ---------  ---------
                                                                                          -------------  ---------  ---------

                                                                                             POLICIES ISSUED
                                                                                         BEFORE OCTOBER 11, 1995
                                                                                                EQUITY OF
                                                                                         ------------------------
                                                                                         POLICYOWNERS      NML
                                                                                         -------------  ---------
Growth Stock Division..................................................................   $    9,235    $  1,405   $  10,640
Aggressive Growth Stock Division.......................................................       25,388       4,165      29,553
International Equity Division..........................................................       20,256       3,287      23,543
Growth and Income Stock Division.......................................................       11,145       1,768      12,913
Index 500 Stock Division...............................................................       45,632       5,055      50,687
Money Market Division..................................................................        5,263         336       5,599
Balanced Division......................................................................       92,454       5,956      98,410
Select Bond Division...................................................................        5,184         489       5,673
High Yield Bond Division...............................................................        2,670         409       3,079
                                                                                         -------------  ---------  ----------
                                                                                          $  217,227    $ 22,870   $ 240,097
                                                                                         -------------  ---------  ----------
                                                                                         -------------  ---------  ----------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY


CONSOLIDATED FINANCIAL STATEMENTS


The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.


CONSOLIDATED STATEMENT OF FINANCIAL POSITION
(IN MILLIONS)


                                                                                                   DECEMBER 31,
                                                                                              ----------------------
                                                                                                 1996        1995
                                                                                              ----------  ----------
ASSETS
BONDS
  United States Government..................................................................  $   5,417   $   3,282
  Industrial and other......................................................................     23,659      22,236
                                                                                              ----------  ----------
                                                                                                 29,076      25,518
                                                                                              ----------  ----------
STOCKS
  Common....................................................................................      3,356       2,894
  Unconsolidated subsidiaries...............................................................        612         531
  Preferred.................................................................................        760         546
                                                                                              ----------  ----------
                                                                                                  4,728       3,971
                                                                                              ----------  ----------
MORTGAGE LOANS..............................................................................      9,564       8,429
REAL ESTATE
  Investment................................................................................      1,257       1,294
  Home office...............................................................................        128         135
                                                                                              ----------  ----------
                                                                                                  1,385       1,429
                                                                                              ----------  ----------
LOANS ON POLICIES...........................................................................      6,802       6,476
OTHER INVESTMENTS...........................................................................      1,714       1,589
CASH AND TEMPORARY INVESTMENTS..............................................................      1,131         544
DUE AND ACCRUED INVESTMENT INCOME...........................................................        764         721
                                                                                              ----------  ----------
    Total invested assets...................................................................     55,164      48,677
                                                                                              ----------  ----------
SEPARATE ACCOUNT BUSINESS...................................................................      6,339       5,000
OTHER ASSETS................................................................................      1,177       1,199
                                                                                              ----------  ----------
    Total Assets............................................................................  $  62,680   $  54,876
                                                                                              ----------  ----------
                                                                                              ----------  ----------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARY


CONSOLIDATED FINANCIAL STATEMENTS



CONSOLIDATED STATEMENT OF FINANCIAL POSITION
(IN MILLIONS)


                                                                                                   DECEMBER 31,
                                                                                              ----------------------
                                                                                                 1996        1995
                                                                                              ----------  ----------
LIABILITIES AND RESERVES
LIABILITY FOR POLICY BENEFITS
  Insurance and annuity reserves............................................................  $  43,209   $  39,545
  Policy benefits in process or left for future payments....................................      1,140       1,109
  Premium deposits..........................................................................        427         427
  Policyowner dividends payable.............................................................      2,350       2,115
                                                                                              ----------  ----------
                                                                                                 47,126      43,196
                                                                                              ----------  ----------
OTHER LIABILITIES
  Interest maintenance reserve..............................................................        299         281
  Income taxes..............................................................................        942         895
  Miscellaneous.............................................................................      2,921       1,336
                                                                                              ----------  ----------
                                                                                                  4,162       2,512
                                                                                              ----------  ----------
SEPARATE ACCOUNT BUSINESS...................................................................      6,339       5,000
                                                                                              ----------  ----------
ASSET VALUATION RESERVE.....................................................................      1,538       1,382
                                                                                              ----------  ----------
    Total liabilities.......................................................................     59,165      52,090
                                                                                              ----------  ----------
GENERAL CONTINGENCY RESERVE.................................................................      3,515       2,786
                                                                                              ----------  ----------
    Total Liabilities and Contingency Reserve...............................................  $  62,680   $  54,876
                                                                                              ----------  ----------
                                                                                              ----------  ----------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY


CONSOLIDATED FINANCIAL STATEMENTS



CONSOLIDATED SUMMARY OF OPERATIONS
(IN MILLIONS)


                                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                    1996        1995        1994
                                                                                 ----------  ----------  ----------
INCOME
  PREMIUMS.....................................................................  $   6,760   $   6,196   $   5,743
  NET INVESTMENT INCOME........................................................      3,836       3,673       3,106
  POLICY BENEFITS LEFT WITH COMPANY AND OTHER INCOME...........................        666         733         636
                                                                                 ----------  ----------  ----------
    Total income...............................................................     11,262      10,602       9,485
                                                                                 ----------  ----------  ----------
DISPOSITION OF INCOME
  COSTS
    Agents' compensation.......................................................        529         508         492
    Other insurance costs......................................................        418         398         334
    Premium and other taxes or assessments.....................................         96         120         120
                                                                                 ----------  ----------  ----------
                                                                                     1,043       1,026         946
                                                                                 ----------  ----------  ----------
BENEFITS TO POLICYOWNERS AND BENEFICIARIES
    Death benefits.............................................................        673         655         609
    Surrender benefits.........................................................      1,182       1,375         904
    Disability benefits........................................................        202         174         151
    Annuity benefits...........................................................        128          92          94
    Matured endowments.........................................................         52          48          54
    Payments from policy benefits left with Company............................        684         590         568
    Net transfers to separate accounts.........................................        579         236         344
    Net additions to policy reserves...........................................      3,701       3,506       3,313
                                                                                 ----------  ----------  ----------
                                                                                     7,201       6,676       6,037
                                                                                 ----------  ----------  ----------
      Total disposition of income..............................................      8,244       7,702       6,983
                                                                                 ----------  ----------  ----------
SAVINGS FROM OPERATIONS BEFORE INCOME TAXES AND DIVIDENDS......................      3,018       2,900       2,502
INCOME TAX EXPENSE.............................................................        452         467         281
                                                                                 ----------  ----------  ----------
SAVINGS FROM OPERATIONS BEFORE DIVIDENDS.......................................      2,566       2,433       2,221
POLICYOWNER DIVIDENDS..........................................................      2,341       2,111       1,942
                                                                                 ----------  ----------  ----------
NET SAVINGS FROM OPERATIONS....................................................        225         322         279
NET REALIZED CAPITAL GAINS, LESS TAX EXPENSE OF $208, $98 AND 85,
 RESPECTIVELY..................................................................        395         137         119
                                                                                 ----------  ----------  ----------
CONTRIBUTION TO GENERAL CONTINGENCY RESERVE FROM OPERATIONS....................  $     620   $     459   $     398
                                                                                 ----------  ----------  ----------
                                                                                 ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY


CONSOLIDATED FINANCIAL STATEMENTS



CONSOLIDATED STATEMENT OF GENERAL CONTINGENCY RESERVE
(IN MILLIONS)


                                                                                                          FOR THE YEAR ENDED
                                                                                                             DECEMBER 31,
                                                                                                  ----------------------------------
                                                                                                     1996        1995        1994
                                                                                                  ----------  ----------  ----------
BEGINNING OF YEAR BALANCE.......................................................................  $   2,786   $   2,225   $   2,030
  Contribution to general contingency reserve from operations...................................        620         459         398
  Change in net unrealized capital gains........................................................        295         373        (242)
  Change in asset valuation reserve.............................................................       (156)       (192)         37
  Other -- net..................................................................................        (30)        (79)          2
                                                                                                  ----------  ----------  ----------
END OF YEAR BALANCE.............................................................................  $   3,515   $   2,786   $   2,225
                                                                                                  ----------  ----------  ----------
                                                                                                  ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY


CONSOLIDATED FINANCIAL STATEMENTS



CONSOLIDATED STATEMENT OF CASH FLOWS
(IN MILLIONS)


                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                  1996        1995        1994
                                                                               ----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance premiums, annuities and other considerations...................  $   7,361   $   6,864   $   6,299
    Net investment income received...........................................      3,634       3,480       3,013
    Net loans on policies....................................................       (326)       (331)       (297)
    Benefits paid to policyholders and beneficiaries.........................     (2,912)     (2,939)     (2,357)
    Net transfers to separate accounts.......................................       (579)       (236)       (344)
    Policyowner dividends paid...............................................     (2,105)     (1,945)     (1,777)
    Expenses and taxes.......................................................     (1,424)     (1,279)     (1,033)
    Other -- net.............................................................      1,558         381          89
                                                                               ----------  ----------  ----------
    NET CASH PROVIDED BY OPERATING ACTIVITIES................................      5,207       3,995       3,593
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds....................................................................     31,942      25,317      27,096
    Stocks...................................................................      4,570       2,465       1,469
    Mortgage loans...........................................................      1,253         431         512
    Real estate..............................................................        178          48         164
    Other invested assets....................................................        316         149         213
    Capital gain (tax) benefit...............................................       (239)        (85)         28
                                                                               ----------  ----------  ----------
                                                                                  38,020      28,325      29,482
COST OF INVESTMENTS ACQUIRED
    Bonds....................................................................     35,342      27,596      29,674
    Stocks...................................................................      4,463       2,562       1,606
    Mortgage loans...........................................................      2,455       1,883       1,356
    Real estate..............................................................        125         202           6
    Other invested assets....................................................        255         336         413
                                                                               ----------  ----------  ----------
                                                                                  42,640      32,579      33,055
    NET CASH USED IN INVESTING ACTIVITIES....................................     (4,620)     (4,254)     (3,573)
                                                                               ----------  ----------  ----------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY INVESTMENTS....................        587        (259)         20
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF YEAR............................        544         803         783
                                                                               ----------  ----------  ----------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR..................................  $   1,131   $     544   $     803
                                                                               ----------  ----------  ----------
                                                                               ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1996, 1995 AND 1994

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the "Company") and its wholly-owned life insurance subsidiary. The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

The consolidated financial statements are prepared on the statutory basis of accounting and are not intended to represent a presentation in accordance with GAAP. Financial statements prepared on a statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis policy acquisition costs are deferred and amortized, investment valuations and insurance reserves are based on different assumptions, deferred taxes are provided for book and tax differences and premiums on annuity contracts are accounted for as deposits to policyholders' accounts.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                                   --      Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method
Common Stocks                           --      Market value
Unconsolidated Subsidiaries             --      Equity in subsidiaries' net assets
Preferred Stocks                        --      Cost
Mortgage Loans                          --      Amortized cost
Investment Real Estate                  --      Lower of cost, less depreciation and encumbrances, or estimated net realizable value
Home Office Real Estate                 --      Cost, less depreciation
Loans on Policies                       --      Cost
Other Investments -- Joint Ventures     --      Lower of equity in or market value of ventures' net assets

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS

This business consists of annuities funded by specific assets held in separate accounts. The assets in these accounts are carried at market value. The policy values reflect the investment performance of the respective accounts.

INSURANCE, ANNUITY AND DISABILITY INCOME RESERVES

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other policy reserves are based primarily on the net level premium method employing

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on policies issued since 1985 are valued using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Previous DI business uses the net level premium method, using a 3% or 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long-term fixed income investments. Net realized gains and losses charged to the IMR are amortized into investment income over the approximate remaining life of the investment sold.

ASSET VALUE RESERVE

The Company is also required to maintain an asset valuation reserve ("AVR"). The AVR establishes a reserve for certain invested assets held by the Company. In the aggregate, AVR was 83.8% of the allowable maximum at December 31, 1996.

PREMIUM INCOME

Life insurance premiums are recognized as income at the beginning of each policy year.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and co-insurance contracts. In 1996, the Company increased its use of coinsurance on term insurance. As of December 31, 1996, total life insurance inforce approximated $430 billion, of which approximately $146 billion, comprised principally of term insurance, had been ceded to various reinsurers. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life.

OPERATING COSTS

Operating costs, including costs of acquiring new policies, are charged to operations as incurred.

INCOME TAXES

Provisions for income taxes are based on current income tax returns without recognition of deferred taxes due to timing differences. The portion of the federal income tax based on mutual life insurance company equity is reflected as a component of income tax expense, including related adjustments for prior years.

The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on savings from operations before income tax expense (after dividends) in 1996 was approximately 67%. Two significant factors cause the Company's effective tax rate to exceed the federal corporate rate of 35%. First, the Company pays a tax that is assessed only on mutual life insurance companies, which is an amount that purports to equate a portion of policyholder dividends with nondeductible dividends paid to shareholders of stock companies. Second, the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

POLICYOWNER DIVIDENDS

Dividends payable in the following year on participating policies are charged to current operations. All life insurance policies issued by the Company are participating.

RECLASSIFICATION

Certain amounts in previously issued financial statements have been reclassified to conform to current year presentation.

NOTE 2 -- DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following summarizes the bases used by the Company in estimating its fair value disclosures for financial instruments:

    Bonds and common and preferred stocks -- Fair values are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

    Mortgage loans -- Fair values are derived by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

    Loans on policies -- The carrying amount reported in the statement of financial position approximates fair value since loans on policies reduce the amount payable at death or at surrender of the contract.

    Cash and temporary investments and due and accrued investment income -- The carrying amounts reported in the statement of financial position approximate fair value.

    Annuity reserves (without mortality/morbidity features) -- Fair values are derived by discounting the future estimated cash flows using current interest rates with similar maturities.

    Other deposit liabilities -- The carrying amounts reported in the statement of financial position approximate fair value.

NOTE 3 -- INVESTMENTS

NET INVESTMENT INCOME

The Company's net investment income for the years ended December 31, 1996, 1995 and 1994 of the following:

                                    1996        1995        1994
                                 ----------  ----------  ----------
                                           (IN MILLIONS)
Interest, dividends, rents,
equity in unconsolidated
subsidiaries' earnings and
joint venture income...........  $   4,125   $   3,952   $   3,395
Less: Investment expenses and
depreciation...................       (289)       (279)       (289)
                                 ----------  ----------  ----------
Net investment income..........  $   3,836   $   3,673   $   3,106
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------

REALIZED GAINS AND LOSSES

During 1996, 1995 and 1994, the Company, in its normal course of business, sold certain invested assets realizing gains and losses before transfer to the IMR and capital gains tax from such sales as follows:

                                                                                                                     FOR THE YEAR
                                                                                                                        ENDED
                                             FOR THE YEAR ENDED                       FOR THE YEAR ENDED             DECEMBER 31,
                                              DECEMBER 31, 1996                        DECEMBER 31, 1995                 1994
                                   ---------------------------------------  ---------------------------------------  ------------
                                                              NET REALIZED                             NET REALIZED
                                    REALIZED      REALIZED       GAINS       REALIZED      REALIZED       GAINS        REALIZED
                                      GAINS        LOSSES       (LOSSES)       GAINS        LOSSES       (LOSSES)       GAINS
                                   -----------  ------------  ------------  -----------  ------------  ------------  ------------
                                                                           (IN MILLIONS)
Bonds............................   $     396    $    (383)    $      13     $     576    $    (130)    $     446     $     171
Stocks...........................         580         (115)          465           574         (429)          145           499
Mortgage loans...................           2          (15)          (13)            2          (32)          (30)           --
Real estate......................          36            0            36            14           (3)           11            16
Other invested assets............         204          (51)          153           188          (95)           93           110
                                   -----------      ------         -----    -----------      ------         -----         -----
                                    $   1,218    $    (564)    $     654     $   1,354    $    (689)    $     665     $     796
                                   -----------      ------         -----    -----------      ------         -----         -----
                                   -----------      ------         -----    -----------      ------         -----         -----


                                                 NET REALIZED
                                     REALIZED       GAINS
                                      LOSSES       (LOSSES)
                                   ------------  ------------

Bonds............................   $    (535)    $    (364)
Stocks...........................        (291)          208
Mortgage loans...................         (37)          (37)
Real estate......................          (7)            9
Other invested assets............         (98)           12
                                       ------        ------
                                    $    (968)    $    (172)
                                       ------        ------
                                       ------        ------

--------------------------------------------------------------------------------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

DEBT SECURITIES

Debt securities consist of all bonds, fixed maturity preferred stocks and short term fixed income investments.

The statement values, which principally represent amortized cost, and estimated market values of the Company's debt securities at December 31, 1996 and 1995 are as follows:

                                                                                 RECONCILIATION TO ESTIMATED MARKET VALUE
                                                                         ---------------------------------------------------------
                                                                                          GROSS            GROSS        ESTIMATED
                                                                          STATEMENT     UNREALIZED      UNREALIZED       MARKET
DECEMBER 31, 1996                                                           VALUE      APPRECIATION    DEPRECIATION       VALUE
-----------------------------------------------------------------------  -----------  --------------  ---------------  -----------
                                                                                               (IN MILLIONS)
US Government and political obligations................................   $   4,809     $     171       $      (2)      $   4,978
Mortgage-backed securities.............................................       6,747           179             (38)          6,888
Corporate and other debt securities....................................      18,722           776             (99)         19,399
                                                                         -----------      -------          ------      -----------
                                                                             30,278         1,126            (139)         31,265
Preferred stocks.......................................................          84             6              (1)             89
                                                                         -----------      -------          ------      -----------
Total..................................................................   $  30,362     $   1,132       $    (140)      $  31,354
                                                                         -----------      -------          ------      -----------
                                                                         -----------      -------          ------      -----------


                                                                                 RECONCILIATION TO ESTIMATED MARKET VALUE
                                                                         ---------------------------------------------------------
                                                                                          GROSS            GROSS        ESTIMATED
                                                                          STATEMENT     UNREALIZED      UNREALIZED       MARKET
DECEMBER 31, 1995                                                           VALUE      APPRECIATION    DEPRECIATION       VALUE
-----------------------------------------------------------------------  -----------  --------------  ---------------  -----------
                                                                                               (IN MILLIONS)
US Government and political obligations................................   $   3,267     $     296       $      (1)      $   3,562
Mortgage-backed securities.............................................       6,734           336             (12)          7,058
Corporate and other debt securities....................................      15,999         1,250             (47)         17,202
                                                                         -----------      -------          ------      -----------
                                                                             26,000         1,882             (60)         27,822
Preferred stocks.......................................................         108             3              (2)            109
                                                                         -----------      -------          ------      -----------
Total..................................................................   $  26,108     $   1,885       $     (62)      $  27,931
                                                                         -----------      -------          ------      -----------
                                                                         -----------      -------          ------      -----------

--------------------------------------------------------------------------------

The amortized cost and estimated value of debt securities at December 31, 1996 and 1995, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 DECEMBER 31, 1996         DECEMBER 31, 1995
                                                                              ------------------------  ------------------------
                                                                                            ESTIMATED                 ESTIMATED
                                                                               STATEMENT     MARKET      STATEMENT     MARKET
                                                                                 VALUE        VALUE        VALUE        VALUE
                                                                              -----------  -----------  -----------  -----------
                                                                                                (IN MILLIONS)
Due in one year or less.....................................................   $   1,659    $   1,713    $     977    $     979
Due after one year through five years.......................................       4,077        4,205        3,658        3,879
Due after five years through ten years......................................       7,802        8,092        6,879        7,347
Due after ten years.........................................................      10,077       10,456        7,860        8,668
                                                                              -----------  -----------  -----------  -----------
                                                                                  23,615       24,466       19,374       20,873
Mortgage-backed securities..................................................       6,747        6,888        6,734        7,058
                                                                              -----------  -----------  -----------  -----------
                                                                               $  30,362    $  31,354    $  26,108    $  27,931
                                                                              -----------  -----------  -----------  -----------
                                                                              -----------  -----------  -----------  -----------

--------------------------------------------------------------------------------

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

The fair value of perpetual preferred stocks as of December 31, 1996 and 1995 approximates $892 million and $578 million, respectively, compared to the statement values of $676 million and $439 million, respectively.

The Company has entered into a securities lending agreement whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1996 the estimated fair value of loaned securities was $2.2 billion. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Cash collateral received and related amounts due to counterparties are reflected in the consolidated statement of financial position. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.

MORTGAGE LOANS

As of December 31, 1996 and 1995, the mortgage loan portfolio was distributed as follows:

                                                                          DECEMBER 31, 1996          DECEMBER 31, 1995
                                                                   --------------------------------  ------------------
GEOGRAPHIC LOCATION                                                                     % OF TOTAL
-----------------------------------------------------------------   STATEMENT VALUE    ------------   STATEMENT VALUE
                                                                   ------------------                ------------------
                                                                     (IN MILLIONS)                     (IN MILLIONS)
  Middle Atlantic................................................      $   1,170             12.3%       $     945
  South Atlantic.................................................          2,845             29.7            2,346
  North Central..................................................          1,675             17.5            1,560
  South Central..................................................          1,035             10.8            1,018
  Pacific Northwest..............................................            578              6.1              454
  Pacific........................................................          1,998             20.9            1,803
  Canada.........................................................            263              2.7              303
                                                                         -------       ------------        -------
                                                                       $   9,564            100.0%       $   8,429
                                                                         -------       ------------        -------
                                                                         -------       ------------        -------

PROPERTY TYPE
-----------------------------------------------------------------
  Retail.........................................................      $   3,099             32.4%       $   2,897
  Office Building................................................          2,963             31.0            2,677
  Residential....................................................          2,340             24.5            1,804
  Commercial.....................................................            818              8.5              792
  Other..........................................................            344              3.6              259
                                                                         -------       ------------        -------
                                                                       $   9,564            100.0%       $   8,429
                                                                         -------       ------------        -------
                                                                         -------       ------------        -------


GEOGRAPHIC LOCATION                                                 % OF TOTAL
-----------------------------------------------------------------  ------------

  Middle Atlantic................................................        11.2%
  South Atlantic.................................................        27.8
  North Central..................................................        18.5
  South Central..................................................        12.1
  Pacific Northwest..............................................         5.4
  Pacific........................................................        21.4
  Canada.........................................................         3.6
                                                                   ------------
                                                                        100.0%
                                                                   ------------
                                                                   ------------
PROPERTY TYPE
-----------------------------------------------------------------
  Retail.........................................................        34.4%
  Office Building................................................        31.8
  Residential....................................................        21.4
  Commercial.....................................................         9.4
  Other..........................................................         3.0
                                                                   ------------
                                                                        100.0%
                                                                   ------------
                                                                   ------------

--------------------------------------------------------------------------------

The fair value of mortgage loans as of December 31, 1996 and 1995 approximates $9,823 million and $8,983 million, respectively.

AFFILIATES

The Company has a 17.7% investment in MGIC Investment Corporation ("MGIC"), an affiliate. At December 31, 1996, the market value of the Company's investment in MGIC (10.4 million shares) exceeded the statement value by $466 million. During 1996, NML sold 1.2 million shares of MGIC resulting in a realized gain of $50.0 million.


In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 4.4 million to 5.4 million shares of MGIC (or cash) in August 1998 for a price determined by the market value of the MGIC shares at that time in exchange for a fixed cash payment of $247 million ($48 per share). The Company's objective in entering into the forward contract is to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $48, while partially participating in appreciation, if any, during the forward contract's duration.


REAL ESTATE

For real estate and joint venture properties acquired subsequent to December 1990, the Company calculates depreciation using the straight-line method in accordance with guidelines established by the National Association of Insurance Commissioners. For properties acquired prior to December 1990, the Company calculates depreciation using either the straight-line method or the constant-yield method. Home office real estate is depreciated using the straight-line method.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

At December 31, 1996, investment real estate includes $119 million of real estate acquired through foreclosure. In 1996, the Company recorded writedowns of $31 million and $12 million for the excess of carrying value over fair value of certain real estate investments and mortgage loans, respectively. Valuation allowances for real estate and mortgage loans with fair values that are less than statement values are adequately covered by normal AVR reserves and by a $110 million special investment reserve established by the Company for real estate, mortgage loans and other invested assets.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company's current utilization of derivative financial instruments is limited. The Company's derivative transactions are used to reduce or modify risks of volatility related to foreign currency, interest rate movements and stock price fluctuation. These hedging strategies use forwards, futures, options and swaps.

At December 31, 1996 the Company held the following positions:

DERIVATIVE FINANCIAL INSTRUMENT:                                                              RISKS REDUCED
-------------------------------------------------------     NOTIONAL     -------------------------------------------------------
                                                            CONTRACT
                                                            AMOUNTS
                                                         --------------
                                                          ($ MILLIONS)
Foreign Currency Forward Contracts.....................    $     854     Currency exposure on foreign denominated investments.
Stock Futures..........................................          279     Stock market price fluctuation.
Option to acquire an Interest Rate Swap................          320     Interest rates payable on Fixed Annuities.
Foreign Currency and Interest Rate Swaps...............          251     Interest rates on variable rate notes and currency on
                                                                          foreign denominated bonds.

The hedges are recorded by the Company in the same manner as the underlying investments. Changes in the values of these contracts are expected to offset the gains and losses on the hedged investments. On hedges marked to market, gains and losses are unrealized before contract settlement and realized on settlement.

The effect of derivative transactions is not significant to the Company's results of operations or financial position.

NOTE 4 -- ANNUITIES AND OTHER DEPOSIT LIABILITIES

The value of annuities (without mortality/morbidity features) and other deposit liabilities as of December 31, 1996 and 1995 are as follows:

                                                                                                           DECEMBER 31,
                                                                                   DECEMBER 31, 1996           1995
                                                                               --------------------------  ------------
                                                                                STATEMENT                   STATEMENT
                                                                                  VALUE       FAIR VALUE      VALUE
                                                                               ------------  ------------  ------------
                                                                                            (IN MILLIONS)
Annuities....................................................................   $   2,554     $   2,477     $   2,631
Other deposit liabilities....................................................         797           797           783


                                                                                FAIR VALUE
                                                                               ------------

Annuities....................................................................   $   2,437
Other deposit liabilities....................................................         783

--------------------------------------------------------------------------------

NOTE 5 -- BENEFIT PLANS

The Company maintains non-contributory defined benefit retirement plans for all eligible employees and agents as well as a 401(k) plan for eligible employees and a non-contributory defined contribution plan for all full-time agents. These plans are funded currently and plan assets of $1.3 billion at December 31, 1996 are primarily included in the separate accounts of the Company. As of January 1, 1996, the most recent actuarial valuation date available, the defined benefit plans were fully funded.

In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Postretirement benefit cost for the year ended December 31, 1996 was a benefit of $12 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees and interest cost totaling $6 million offset by gains from differences between actuarial assumptions and actual experience of $18 million. At December 31, 1996 and 1995, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested employees was $35 million and $49 million, respectively. The estimated postretirement benefit obligation for active non-vested employees was $43 million. The discount rate used to determine the postretirement benefit obligation was 7% and the health care cost trend rate was 10% in 1996, declining by 1% per year to an ultimate rate of 5% over 5 years. If the health care cost trend rate assumptions were increased by 1%, the postretirement benefit obligation as of December 31, 1996 would be increased by $5 million.

At December 31, 1996, the plan assets attributable to postretirement health care benefits totaled $34 million.

NOTE 6 -- REINSURANCE


The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Reserves at December 31, 1996 are stated net of reinsurance of $355 million. The effect of reinsurance on premiums and benefits for the years ended December 31, 1996, 1995 and 1994 are as follows (in millions):



                                    1996        1995        1994
                                 ----------  ----------  ----------
Direct premiums................  $   7,064   $   6,452   $   5,977
Reinsurance ceded..............       (304)       (256)       (234)
                                 ----------  ----------  ----------
Net premiums...................  $   6,760   $   6,196   $   5,743
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------
Benefits to policyholders and
 beneficiaries.................  $   7,348   $   6,818   $   6,178
Reinsurance recoveries.........       (147)       (142)       (141)
                                 ----------  ----------  ----------
Net benefits to policyholders
 and beneficiaries.............  $   7,201   $   6,676   $   6,037
                                 ----------  ----------  ----------
                                 ----------  ----------  ----------


In addition, the Company received credits of $93 million from reinsurers representing reimbursements of commissions and other expenses. The credits are included in other income in the consolidated summary of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 7 -- CONTINGENCIES

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates and market volatility. These instruments may involve credit risk and may also be subject to risk of loss due to interest rate fluctuations.

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $120 million at December 31, 1996 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

                                       --

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
             [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1996 and 1995, and the related consolidated summary of operations and consolidated statements of general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our report dated January 24, 1996, we expressed an opinion that the 1995 and 1994 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements, as presented herein, is different from that expressed in our previous report.


As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary are domiciled (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.


In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1996 and 1995, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1996 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1996 and 1995 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, on the basis of accounting described in Note 1.


                  [LOGO]

                                       --

January 22, 1997

                                       --

APPENDIX


ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND ACCUMULATED PREMIUMS. The tables on the following pages illustrate how the death benefit and cash value for a Whole Life Policy, an Extra Ordinary Life Policy and a Single Premium Life Policy would vary over time based on hypothetical investment results. The tables assume gross (after tax) investment return rates of 0%, 6% and 12% on assets of the Fund. The Policies illustrated are for male insureds, select risks, age 35. The illustration for the Whole Life Policy is on page 43. The illustrations for Extra Ordinary Life Policies are on pages 44 through 46. The illustration for the Single Premium Life Policy is on page 47.


The death benefits and cash values would be different from those shown if the gross investment return rate averaged 0%, 6% or 12%, but fluctuated over and under the average rate at various points in time. The values would also be different, depending on the Account divisions selected by the owner of the Policy, if the return rate for the nine Fund Portfolios averaged 0%, 6% or 12%, but the rates for each individual Portfolio varied over and under the average.


The amounts shown as the death benefits and cash values reflect the deductions from premiums, the charge at the annual rate of .50% of the Account's assets for mortality and expense risks and the charge at the annual rate of .20% of the Account's assets for taxes. The amounts shown as the cash values for the Single Premium Life Policy reflect the deduction for sales costs during the first ten Policy years. The amounts shown also reflect the average of the investment advisory fees and the other Fund expenses applicable to each of the nine Portfolios of the Fund during 1996 at the annual rate of .47% of the Fund's net assets. See "Deductions and Charges", p. 7. Thus the 0%, 6% and 12% gross hypothetical return rates on the Fund's assets are equivalent to the net rates of -1.17%, 4.83% and 10.83% on the assets of the Account.


The second column of each table shows the amount which would accumulate if an amount equal to the annual or single premium were invested to earn interest, after taxes, at the stated interest rate compounded annually.


The death benefits and corresponding cash values shown for paid-up additions purchased with dividends illustrate benefits which would be paid if investment returns of 0%, 6% and 12% are realized, if mortality and expense experience in the future is as currently experienced and if the current dividend scale remains unchanged. See "Annual Dividends," p. 14. HOWEVER, THERE IS NO GUARANTEE AS TO THE AMOUNT OF DIVIDENDS, IF ANY, THAT WILL BE PAID UNDER A POLICY. Although the tables are based on the assumption that dividends will be used to purchase additional paid-up death benefits, other dividend options are available. The Extra Ordinary Life Policy is designed for a purchaser who intends to use all dividends to purchase paid-up additions. See "Extra Ordinary Life Policy," p. 12.


A comparable illustration based on a proposed insured's age, sex and risk classification and proposed face amount or premium is available upon request.

                                       --

                      VARIABLE WHOLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 35
                $500 ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK
                              FACE AMOUNT $30,979
                  DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS

                                                                                                                  12%
                                                                                                                 DEATH
                                                                                                               BENEFIT*
                                                                                                               ---------
                                                        0%                                 6%                  ASSUMING
                                                  DEATH BENEFIT*                     DEATH BENEFIT*            HYPOTHETICAL
                                         ---------------------------------  ---------------------------------    GROSS
                                                                                                                ANNUAL
                                            ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS     INVESTMENT
                             PREMIUM        ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF     RETURN OF
                           ACCUMULATED                RETURN                             RETURN                 RETURN
                              AT 5%      ---------------------------------  ---------------------------------  ---------
         END OF           INTEREST PER     BASE       PAID-UP                 BASE       PAID-UP                 BASE
      POLICY YEAR             YEAR        POLICY     ADDITIONS     TOTAL     POLICY     ADDITIONS     TOTAL     POLICY
------------------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
1.......................    $     525    $  30,979   $      73   $  31,052  $  30,983   $      73   $  31,056  $  31,011
2.......................        1,076       30,979         163      31,142     30,997         167      31,164     31,131
3.......................        1,655       30,979         267      31,246     31,022         282      31,304     31,341
4.......................        2,263       30,979         384      31,363     31,056         417      31,473     31,644
5.......................        2,901       30,979         512      31,491     31,100         572      31,672     32,047
6.......................        3,571       30,979         647      31,626     31,154         745      31,899     32,552
7.......................        4,275       30,979         793      31,772     31,217         940      32,157     33,164
8.......................        5,013       30,979         946      31,925     31,289       1,155      32,444     33,887
9.......................        5,789       30,979       1,108      32,087     31,370       1,394      32,764     34,725
10......................        6,603       30,979       1,278      32,257     31,460       1,656      33,116     35,683
15......................       11,329       30,979       2,143      33,122     32,029       3,264      35,293     42,487
20 (age 55).............       17,359       30,979       2,776      33,755     32,779       5,201      37,980     53,335
30 (age 65).............       34,880       30,979       3,037      34,016     34,743      10,383      45,126     92,722


                                                                                                                  12%
                                                                                                                 CASH
                                                                                                                VALUE*
                                                                                                               ---------
                                                        0%                                 6%                  ASSUMING
                                                    CASH VALUE*                        CASH VALUE*             HYPOTHETICAL
                                         ---------------------------------  ---------------------------------    GROSS
                                                                                                                ANNUAL
                                            ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS     INVESTMENT
                             PREMIUM        ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF     RETURN OF
                           ACCUMULATED                RETURN                             RETURN                 RETURN
                              AT 5%      ---------------------------------  ---------------------------------  ---------
         END OF           INTEREST PER     BASE       PAID-UP                 BASE       PAID-UP                 BASE
      POLICY YEAR             YEAR        POLICY     ADDITIONS     TOTAL     POLICY     ADDITIONS     TOTAL     POLICY
------------------------  -------------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
1.......................    $     525    $      91   $      18   $     109  $      98   $      18   $     116  $     106
2.......................        1,076          419          43         462        454          44         498        490
3.......................        1,655          739          74         813        823          78         901        912
4.......................        2,263        1,051         110       1,161      1,205         119       1,324      1,374
5.......................        2,901        1,369         151       1,520      1,614         169       1,783      1,895
6.......................        3,571        1,678         198       1,876      2,038         228       2,266      2,466
7.......................        4,275        1,977         250       2,227      2,475         297       2,772      3,091
8.......................        5,013        2,268         308       2,576      2,926         377       3,303      3,774
9.......................        5,789        2,549         373       2,922      3,392         469       3,861      4,522
10......................        6,603        2,822         444       3,266      3,873         575       4,448      5,340
15......................       11,329        4,048         866       4,914      6,509       1,319       7,828     10,739
20 (age 55).............       17,359        5,039       1,296       6,335      9,543       2,429      11,972     19,144
30 (age 65).............       34,880        6,218       1,831       8,049     16,656       6,261      22,917     51,617


         END OF             PAID-UP
      POLICY YEAR          ADDITIONS     TOTAL
------------------------  -----------  ----------
1.......................   $      73   $   31,084
2.......................         172       31,303
3.......................         298       31,639
4.......................         452       32,096
5.......................         637       32,684
6.......................         853       33,405
7.......................       1,107       34,271
8.......................       1,401       35,288
9.......................       1,741       36,466
10......................       2,132       37,815
15......................       4,957       47,444
20 (age 55).............       9,582       62,917
30 (age 65).............      29,523      122,245

         END OF             PAID-UP
      POLICY YEAR          ADDITIONS     TOTAL
------------------------  -----------  ----------
1.......................   $      18   $      124
2.......................          46          536
3.......................          82          994
4.......................         129        1,503
5.......................         188        2,083
6.......................         261        2,727
7.......................         350        3,441
8.......................         457        4,231
9.......................         586        5,108
10......................         740        6,080
15......................       2,004       12,743
20 (age 55).............       4,475       23,619
30 (age 65).............      17,802       69,419

* Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

                 EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 35
               $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
        + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
        ASSUMING 0% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN

                                                     DEATH BENEFIT (3)
                               --------------------------------------------------------------           CASH VALUE (3)
                   PREMIUM                                      EXTRA LIFE PROTECTION          ---------------------------------
                 ACCUMULATED                            -------------------------------------    CASH
                    AT 5%        TOTAL       MINIMUM     VARIABLE     VARIABLE                 VALUE OF   CASH VALUE     TOTAL
    END OF      INTEREST PER     DEATH        DEATH      INSURANCE     PAID-UP       TERM        BASE     OF PAID-UP     CASH
 POLICY YEAR        YEAR        BENEFIT      BENEFIT      AMOUNT      ADDITIONS    INSURANCE    POLICY     ADDITIONS     VALUE
--------------  -------------  ----------  -----------  -----------  -----------  -----------  ---------  -----------  ---------
1.............   $     1,065   $  100,000   $  60,000       $-   44   $     158    $  39,842   $     152   $      41   $     193
2.............         2,183      100,000      60,000        -  210         381       39,619         787         102         889
3.............         3,356      100,000      60,000        -  488         657       39,343       1,407         182       1,589
4.............         4,589      100,000      60,000        -  868         978       39,022       2,011         280       2,291
5.............         5,883      100,000      60,000       - 1,346       1,336       38,664       2,628         396       3,024
6.............         7,242      100,000      60,000       - 1,912       1,722       38,278       3,228         527       3,755
7.............         8,669      100,000      60,000       - 2,557       2,137       37,863       3,810         675       4,485
8.............        10,167      100,000      60,000       - 3,273       2,579       37,421       4,375         841       5,216
9.............        11,740      100,000      60,000       - 4,053       3,048       36,952       4,921       1,026       5,947
10............        13,392      100,000      60,000       - 4,890       3,542       36,458       5,451       1,230       6,681
15............        22,975      100,000      60,000       - 9,710       6,065       33,935       7,833       2,452      10,285
20 (age 55)...        35,205      100,000      60,000       -15,148       7,549       32,451       9,758       3,525      13,283
30 (age 65)...        70,737       91,028      60,000       -26,193       6,466       24,562(4)    12,051      3,899      15,950

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3) Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

                 EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 35
               $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
        + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
        ASSUMING 6% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN

                                                                  DEATH BENEFIT (3)
                                           ---------------------------------------------------------------      CASH VALUE (3)
                               PREMIUM                                      EXTRA LIFE PROTECTION           ----------------------
                             ACCUMULATED                            --------------------------------------    CASH
                                AT 5%        TOTAL       MINIMUM     VARIABLE     VARIABLE                  VALUE OF   CASH VALUE
          END OF            INTEREST PER     DEATH        DEATH      INSURANCE     PAID-UP        TERM        BASE     OF PAID-UP
       POLICY YEAR              YEAR        BENEFIT      BENEFIT      AMOUNT      ADDITIONS    INSURANCE     POLICY     ADDITIONS
--------------------------  -------------  ----------  -----------  -----------  -----------  ------------  ---------  -----------
1.........................    $   1,065    $  100,000   $  60,000    $       7    $     158   $   39,835    $     166   $      41
2.........................        2,183       100,000      60,000           34          390       39,576          853         104
3.........................        3,356       100,000      60,000           81          690       39,229        1,565         191
4.........................        4,589       100,000      60,000          147        1,054       38,799        2,303         302
5.........................        5,883       100,000      60,000          232        1,478       38,290        3,096         438
6.........................        7,242       100,000      60,000          335        1,958       37,707        3,916         599
7.........................        8,669       100,000      60,000          457        2,497       37,046        4,763         789
8.........................       10,167       100,000      60,000          596        3,096       36,308        5,638       1,010
9.........................       11,740       100,000      60,000          752        3,761       35,487        6,540       1,266
10........................       13,392       100,000      60,000          925        4,492       34,583        7,471       1,560
15........................       22,975       100,000      60,000        2,023        8,951       29,026       12,578       3,619
20 (age 55)...............       35,205       100,000      60,000        3,475       13,843       22,682       18,456       6,465
30 (age 65)...............       70,737       100,000      60,000        7,279       25,679        7,042(4)    32,235      15,484


                              TOTAL
          END OF              CASH
       POLICY YEAR            VALUE
--------------------------  ---------
1.........................  $     207
2.........................        957
3.........................      1,756
4.........................      2,605
5.........................      3,534
6.........................      4,515
7.........................      5,552
8.........................      6,648
9.........................      7,806
10........................      9,031
15........................     16,197
20 (age 55)...............     24,921
30 (age 65)...............     47,719

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3) Assumes no policy loan has been made.

(4) After the guaranteed period of 27 years for Extra Life Protection, the amount of term insurance depends on the dividend scale. The amount illustrated is based on current scale and experience and is not guaranteed.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

                 EXTRA ORDINARY VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 35
               $100,000 OF INSURANCE ($60,000 GUARANTEED MINIMUM
        + $40,000 OF EXTRA LIFE PROTECTION GUARANTEED FOR 27 YEARS (1))
           ANNUAL PREMIUM FOR SELECT UNDERWRITING RISK: $1,014.00 (2)
                DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS (1)
        ASSUMING 12% HYPOTHETICAL GROSS ANNUAL INVESTMENT RATE OF RETURN

                                                                DEATH BENEFIT (3)
                                          --------------------------------------------------------------      CASH VALUE (3)
                              PREMIUM                                      EXTRA LIFE PROTECTION          ----------------------
                            ACCUMULATED                            -------------------------------------    CASH
                               AT 5%        TOTAL       MINIMUM     VARIABLE     VARIABLE                 VALUE OF   CASH VALUE
         END OF            INTEREST PER     DEATH        DEATH      INSURANCE     PAID-UP       TERM        BASE     OF PAID-UP
       POLICY YEAR             YEAR        BENEFIT      BENEFIT      AMOUNT      ADDITIONS    INSURANCE    POLICY     ADDITIONS
-------------------------  -------------  ----------  -----------  -----------  -----------  -----------  ---------  -----------
1........................    $   1,065    $  100,000   $  60,000    $      58    $     158    $  39,784   $     179   $      41
2........................        2,183       100,000      60,000          284          400       39,316         920         107
3........................        3,356       100,000      60,000          684          725       38,591       1,733         201
4........................        4,589       100,000      60,000        1,263        1,137       37,600       2,623         326
5........................        5,883       100,000      60,000        2,034        1,638       36,328       3,630         485
6........................        7,242       100,000      60,000        3,004        2,231       34,765       4,734         683
7........................        8,669       100,000      60,000        4,180        2,928       32,892       5,940         925
8........................       10,167       100,000      60,000        5,570        3,739       30,691       7,261       1,220
9........................       11,740       100,000      60,000        7,183        4,680       28,137       8,706       1,576
10.......................       13,392       100,000      60,000        9,029        5,763       25,208      10,287       2,002
15.......................       22,975       100,000      60,000       22,150       13,631        4,219      20,717       5,512
20 (age 55)..............       35,205       129,294      60,000       43,086       26,208            0      36,956      12,240
30 (age 65)..............       70,737       255,995      60,000      119,146       76,849            0      99,692      46,340


         END OF            TOTAL CASH
       POLICY YEAR           VALUE
-------------------------  ----------
1........................  $      220
2........................       1,027
3........................       1,934
4........................       2,949
5........................       4,115
6........................       5,417
7........................       6,865
8........................       8,481
9........................      10,282
10.......................      12,289
15.......................      26,229
20 (age 55)..............      49,196
30 (age 65)..............     146,032

(1) Extra Life Protection is guaranteed to be at least $40,000 for 27 years, so long as all premiums are paid when due, no policy loan is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. Extra Life Protection is the sum of any positive variable insurance amount plus variable paid-up additions plus term insurance.

(2) If premiums were paid monthly, the monthly payments would be $89.10. The death benefit and cash values would not be affected.

(3) Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 35
                              FACE AMOUNT $25,000
             SINGLE PREMIUM FOR SELECT UNDERWRITING RISK: $6,443.25
                  DIVIDENDS USED TO PURCHASE PAID-UP ADDITIONS

                                                                                                                       12%
                                                      0%                                  6%                      DEATH BENEFIT*
                                                DEATH BENEFIT*                      DEATH BENEFIT*            ASSUMING HYPOTHETICAL
                                            ASSUMING HYPOTHETICAL                ASSUMING HYPOTHETICAL             GROSS ANNUAL
                        PREMIUMS           GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT             INVESTMENT
                       ACCUMULATED              RATE OF RETURN                      RATE OF RETURN                RATE OF RETURN
                          AT 5%      ------------------------------------  ---------------------------------  ----------------------
       END OF         INTEREST PER      BASE        PAID-UP                  BASE       PAID-UP                 BASE       PAID-UP
    POLICY YEAR           YEAR         POLICY      ADDITIONS      TOTAL     POLICY     ADDITIONS     TOTAL     POLICY     ADDITIONS
--------------------  -------------  ----------  -------------  ---------  ---------  -----------  ---------  ---------  -----------
1...................    $   6,765    $   25,000    $      50    $  25,050  $  25,200   $      50   $  25,250  $  26,647   $      50
2...................        7,104        25,000           92       25,092     25,402         106      25,508     28,402         116
3...................        7,459        25,000          126       25,126     25,605         166      25,771     30,273         200
4...................        7,832        25,000          152       25,152     25,810         232      26,042     32,268         305
5...................        8,223        25,000          170       25,170     26,017         303      26,320     34,394         432
6...................        8,635        25,000          181       25,181     26,225         380      26,605     36,661         586
7...................        9,066        25,000          185       25,185     26,435         464      26,899     39,077         771
8...................        9,520        25,000          183       25,183     26,647         556      27,203     41,653         991
9...................        9,996        25,000          176       25,176     26,860         657      27,517     44,399       1,254
10..................       10,495        25,000          168       25,168     27,075         767      27,842     47,326       1,565
15..................       13,395        25,000          135       25,135     28,178       1,442      29,620     65,133       4,024
20 (age 55).........       17,096        25,000          109       25,109     29,327       2,294      31,621     89,662       8,622
30 (age 65).........       27,847        25,000           72       25,072     31,767       4,802      36,569    170,079      31,681


       END OF
    POLICY YEAR         TOTAL
--------------------  ----------
1...................  $   26,697
2...................      28,518
3...................      30,473
4...................      32,573
5...................      34,826
6...................      37,247
7...................      39,848
8...................      42,644
9...................      45,653
10..................      48,891
15..................      69,157
20 (age 55).........      98,284
30 (age 65).........     201,760

                                                                                                                       12%
                                                      0%                                  6%                       CASH VALUE*
                                                 CASH VALUE*                          CASH VALUE*             ASSUMING HYPOTHETICAL
                                            ASSUMING HYPOTHETICAL                ASSUMING HYPOTHETICAL             GROSS ANNUAL
                        PREMIUMS           GROSS ANNUAL INVESTMENT              GROSS ANNUAL INVESTMENT             INVESTMENT
                       ACCUMULATED              RATE OF RETURN                      RATE OF RETURN                RATE OF RETURN
                          AT 5%      ------------------------------------  ---------------------------------  ----------------------
       END OF         INTEREST PER      BASE        PAID-UP                  BASE       PAID-UP                 BASE       PAID-UP
    POLICY YEAR           YEAR         POLICY      ADDITIONS      TOTAL     POLICY     ADDITIONS     TOTAL     POLICY     ADDITIONS
--------------------  -------------  ----------  -------------  ---------  ---------  -----------  ---------  ---------  -----------
1...................    $   6,765    $    5,665    $      13    $   5,678  $   6,042   $      13   $   6,055  $   6,418   $      13
2...................        7,104         5,592           24        5,616      6,354          28       6,382      7,160          31
3...................        7,459         5,524           35        5,559      6,680          46       6,726      7,977          55
4...................        7,832         5,461           43        5,504      7,022          66       7,088      8,876          87
5...................        8,223         5,404           50        5,454      7,378          89       7,467      9,863         128
6...................        8,635         5,352           55        5,407      7,751         116       7,867     10,947         179
7...................        9,066         5,306           58        5,364      8,139         146       8,285     12,137         243
8...................        9,520         5,266           59        5,325      8,545         181       8,726     13,443         323
9...................        9,996         5,233           59        5,292      8,967         221       9,188     14,875         422
10..................       10,495         5,207           58        5,265      9,408         266       9,674     16,444         543
15..................       13,395         4,691           54        4,745     11,395         583      11,978     26,339       1,627
20 (age 55).........       17,096         4,193           50        4,243     13,696       1,071      14,767     41,875       4,026
30 (age 65).........       27,847         3,240           43        3,283     19,155       2,895      22,050    102,559      19,103


       END OF
    POLICY YEAR         TOTAL
--------------------  ----------
1...................  $    6,431
2...................       7,191
3...................       8,032
4...................       8,963
5...................       9,991
6...................      11,126
7...................      12,380
8...................      13,766
9...................      15,297
10..................      16,987
15..................      27,966
20 (age 55).........      45,901
30 (age 65).........     121,662

* Assumes no policy loan has been made.

DIVIDENDS ILLUSTRATED ARE BASED ON CURRENT SCALE AND EXPERIENCE AND ARE NOT GUARANTEED. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       --

NORTHWESTERN MUTUAL VARIABLE LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

NORTHWESTERN MUTUAL SERIES FUND, INC.

PROSPECTUS


90-1898 (4/97)



Northwestern                                                     BULK
Mutual Life-Registered Trademark-                                RATE
PO Box 3095                                                      U.S.
Milwaukee WI 53201-3095                                          POSTAGE
Address Correction Requested                                     PAID
                                                                 MILWAUKEE,
                                                                 WI
                                                                 PERMIT
                                                                 NO.
                                                                 426

                                       PART II


                          CONTENTS OF REGISTRATION STATEMENT

    This amendment to the registration statement comprises the following papers and documents:

         The facing sheet

         The cross-reference sheet

         The prospectus consisting of 47 pages

         The signatures

         Written consents of the following persons:

              Price Waterhouse LLP (filed herewith as Exhibit 99.C1)

              William C. Koenig, F.S.A. (included in his opinion filed herewith as Exhibit 99.C6)

         The following exhibits:

              EX-99.C1  Consent of Price Waterhouse LLP

              EX-99.C6  Opinion of William C. Koenig, F.S.A.

              EX-27     Financial Data Schedule for period
                        ended December 31, 1996



                                     UNDERTAKING


    The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 1997.

                                  NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                                  (Registrant)

                                  By THE NORTHWESTERN MUTUAL LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

Attest: JOHN M. BREMER                 By:  JAMES D. ERICSON
      ---------------                     ------------------
      John M. Bremer, Senior Vice         James D. Ericson, President and
       President, General Counsel           Chief Executive Officer
       and Secretary
                                       By NORTHWESTERN MUTUAL INVESTMENT
                                          SERVICES, INC.
                                          (Depositor)

Attest: MERRILL C. LUNDBERG            By:  RICHARD L. HALL
      --------------------                -----------------
      Merrill C. Lundberg, Secretary      Richard L. Hall,
                                          President and CEO

    Pursuant to the requirements of the Securities Act of 1933, the depositors have duly caused this Amended Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and their seals to be hereunto affixed, all in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 1997.
                                  THE NORTHWESTERN MUTUAL LIFE
                                  INSURANCE COMPANY  (Depositor)

Attest: JOHN M. BREMER                 By:  JAMES D. ERICSON
      ---------------                     ------------------
      John M. Bremer, Senior Vice         James D. Ericson, President and
       President, General Counsel           Chief Executive Officer
       and Secretary
                                  NORTHWESTERN MUTUAL INVESTMENT
                                  SERVICES, INC.  (Depositor)

Attest: MERRILL C. LUNDBERG            By: RICHARD L. HALL
      --------------------                ----------------
      Merrill C. Lundberg, Secretary       Richard L. Hall,
                                          President and CEO

    Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

SIGNATURE                              TITLE
---------                              -----

JAMES D. ERICSON                  Trustee, President and      Dated April
------------------------------    Principal Executive and     29, 1997
James D. Ericson                  Financial Officer

GARY E. LONG                      Vice President, Controller
------------------------------    and Principal Accounting
Gary E. Long                      Officer


HAROLD B. SMITH*                  Trustee
------------------------------
Harold B. Smith


J. THOMAS LEWIS*                  Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*          Trustee
------------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*               Trustee
------------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*              Trustee
------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                Trustee             Dated April
------------------------------                        29, 1997
Stephen F. Keller



PIERRE S. du PONT*                Trustee
------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                   Trustee
------------------------------
J. E. Gallegos


THOMAS I. DOLAN*                  Trustee
------------------------------
Thomas I. Dolan


KATHRYN D. WRISTON*               Trustee
------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                Trustee
------------------------------
Barry L. Williams


GORDON T. BEAHAM III*             Trustee
------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*         Trustee
------------------------------
Daniel F. McKeithan, Jr.

ROBERT E. CARLSON*                Trustee
------------------------------
Robert E. Carlson


EDWARD E. BARR*                   Trustee
------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*               Trustee
------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*           Trustee
------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*           Trustee
------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*              Trustee
------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*              Trustee
------------------------------
George A. Dickerman


GUY A. OSBORN*                    Trustee             Dated April
------------------------------                        29, 1997
Guy A. Osborn


JOHN E. STEURI*                   Trustee
------------------------------
John E. Steuri


STEPHEN N. GRAFF*                 Trustee
------------------------------
Stephen N. Graff


BARBARA A. KING*                  Trustee
------------------------------
Barbara A. King




*By: JAMES D. ERICSON
    ------------------------------------
    James D. Ericson, Attorney in fact,
    pursuant to the Power of Attorney
    attached hereto

                                  CONSENT OF ACTUARY


    The Consent of William C. Koenig, F.S.A., is contained in his opinion filed as Exhibit 99.C6.











                          CONSENT OF INDEPENDENT ACCOUNTANTS



            The Consent of Price Waterhouse LLP is filed as Exhibit 99.C1.

                                  POWER OF ATTORNEY


    The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1996 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

    IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 24th day of July, 1996.



                                  R. QUINTUS ANDERSON            Trustee
                                  -------------------------------
                                  R. Quintus Anderson



                                  EDWARD E. BARR                 Trustee
                                  -------------------------------
                                  Edward E. Barr



                                  GORDON T. BEAHAM III           Trustee
                                  -------------------------------
                                  Gordon T. Beaham III



                                  ROBERT C. BUCHANAN             Trustee
                                  -------------------------------
                                  Robert C. Buchanan



                                  ROBERT E. CARLSON              Trustee
                                  -------------------------------
                                  Robert E. Carlson



                                  GEORGE A. DICKERMAN            Trustee
                                  -------------------------------
                                  George A. Dickerman

                                  THOMAS I. DOLAN                Trustee
                                  -------------------------------
                                  Thomas I. Dolan



                                  PIERRE S. du PONT              Trustee
                                  -------------------------------
                                  Pierre S. du Pont



                                  JAMES D. ERICSON               Trustee
                                  -------------------------------
                                  James D. Ericson



                                  J. E. GALLEGOS                 Trustee
                                  -------------------------------
                                  J. E. Gallegos



                                  STEPHEN N. GRAFF               Trustee
                                  -------------------------------
                                  Stephen N. Graff



                                  PATRICIA ALBJERG GRAHAM        Trustee
                                  -------------------------------
                                  Patricia Albjerg Graham



                                  STEPHEN F. KELLER              Trustee
                                  -------------------------------
                                  Stephen F. Keller



                                  BARBARA A. KING                Trustee
                                  -------------------------------
                                  Barbara A. King



                                  J. THOMAS LEWIS                Trustee
                                  -------------------------------
                                  J. Thomas Lewis



                                  DANIEL F. McKEITHAN, JR.       Trustee
                                  -------------------------------
                                  Daniel F. McKeithan, Jr.

                                  GUY A. OSBORN                  Trustee
                                  -------------------------------
                                  Guy A. Osborn



                                  DONALD J. SCHUENKE             Trustee
                                  -------------------------------
                                  Donald J. Schuenke



                                  H. MASON SIZEMORE, JR.         Trustee
                                  -------------------------------
                                  H. Mason Sizemore, Jr.



                                  HAROLD B. SMITH                Trustee
                                  -------------------------------
                                  Harold B. Smith



                                  SHERWOOD H. SMITH, JR.         Trustee
                                  -------------------------------
                                  Sherwood H. Smith, Jr.



                                  JOHN E. STEURI                 Trustee
                                  -------------------------------
                                  John E. Steuri



                                  JOHN J. STOLLENWERK            Trustee
                                  -------------------------------
                                  John J. Stollenwerk



                                  BARRY L. WILLIAMS              Trustee
                                  -------------------------------
                                  Barry L. Williams



                                  KATHRYN D. WRISTON             Trustee
                                  -------------------------------
                                  Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM S-6
                       POST-EFFECTIVE AMENDMENT NO. 19 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT


EXHIBIT NUMBER      EXHIBIT NAME
--------------      ------------


EX-99.C1            Consent of Price Waterhouse LLP.

EX-99.C6            Opinion of William C. Koenig, F.S.A.

EX-27               Financial Data Schedule for period ended December 31, 1996.